As filed with the Securities and Exchange Commission on September 10, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.
Underlying Funds Trust

SEMI-ANNUAL REPORT

June 30, 2012

Underlying Funds Trust
Event Driven
Allocation of Portfolio Assets - June 30, 2012 (Unaudited)

Event Driven

* Investments are a percentage of Total Net Assets.
^ Amount is less than 0.05%

Underlying Funds Trust
Long/Short Equity
Allocation of Portfolio Assets - June 30, 2012 (Unaudited)

Long/Short Equity

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Market Neutral
Allocation of Portfolio Assets - June 30, 2012 (Unaudited)

Market Neutral

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Relative Value - Long/Short Debt
Allocation of Portfolio Assets - June 30, 2012 (Unaudited)

Relative Value - Long/Short Debt

* Investments are a percentage of Total Net Assets.
^ Amount is less than 0.05%

Underlying Funds Trust
Managed Futures Strategies
Allocation of Portfolio Assets - June 30, 2012 (Unaudited)

Managed Futures Strategies

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust

Expense Example – June 30, 2012 (Unaudited)

The following expense example is presented for Event Driven, Long/Short Equity, Market Neutral, Relative Value – Long/Short Debt, and Managed Futures (the “Portfolio or Portfolios”), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/12-6/30/12).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses. To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio. Actual expenses of the Portfolios are expected to vary among each Portfolio. The example below includes, but is not limited to, investment advisory fees and operating services fees. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Underlying Funds Trust

Expense Example – June 30, 2012 (continued) (Unaudited)

Event Driven

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period 1/1/12-6/30/12+
Actual^	$1,000.00	$1,010.10	$13.14
Hypothetical
(5% return before expenses)**	1,000.00	1,011.79	13.16

^	Excluding interest expense and dividends on short positions, your actual expenses would be $10.00.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.02.
+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 2.63%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Long/Short Equity

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period 1/1/12-6/30/12+
Actual^	$1,000.00	$1,002.90	$14.89
Hypothetical
(5% return before expenses)**	1,000.00	1,010.00	14.94

^	Excluding interest expense and dividends on short positions, your actual expenses would be $9.96.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.02.
+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 2.99%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust

Expense Example – June 30, 2012 (continued) (Unaudited)

Market Neutral

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period 1/1/12-6/30/12+
Actual^	$1,000.00	$1,019.50	$16.87
Hypothetical
(5% return before expenses)**	1,000.00	1,008.16	16.78

^	Excluding interest expense and dividends on short positions, your actual expenses would be $10.04.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.02.
+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 3.36%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Relative Value – Long/Short Debt

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period 1/1/12-6/30/12+
Actual^	$1,000.00	$1,034.10	$12.69
Hypothetical
(5% return before expenses)**	1,000.00	1,012.38	12.56

^	Excluding interest expense and dividends on short positions, your actual expenses would be $10.11.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.02.
+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 2.51%, multiplied by the average account value over the period, multiplied by 182/366.
If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust

Expense Example – June 30, 2012 (continued) (Unaudited)

Managed Futures

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period 1/1/12-6/30/12+
Actual^	$1,000.00	$1,021.60	$10.56
Hypothetical
(5% return before expenses)**	1,000.00	1,014.42	10.52

^	Excluding interest expense, your actual expenses would be $10.05.
**	Excluding interest expense, your hypothetical expenses would be $10.02.
+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 2.10%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust
Event Driven
Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 72.0%
Aerospace & Defense - 1.6%
Exelis, Inc.	7,000	$69,020
Goodrich Corp.	10,000	1,269,000
Point Blank Solutions, Inc. (a)	69,025	26,229
Total Aerospace & Defense		1,364,249

Air Freight & Logistics - 0.7%
TNT Express NV	50,000	584,599
Auto Components - 1.4%
Cooper-Standard Holding, Inc. (a)	3,317	122,729
Federal-Mogul Corp. (a)	99,625	1,095,875
Total Auto Components		1,218,604

Automobiles - 0.0%
General Motors Co. (a)(f)	6,000	0
Beverages - 0.7%
Beam, Inc.	5,881	367,504
Grupo Modelo SAB de CV (a)	3,000	26,580
PepsiCo, Inc.	3,258	230,210
Total Beverages		624,294

Biotechnology - 1.7%
Amarin Corp. PLC - ADR(a)	63,453	917,531
Amylin Pharmaceuticals, Inc. (a)	7,500	211,725
Grifols SA - ADR(a)	9,987	95,875
Human Genome Sciences, Inc. (a)	18,000	236,340
ORIGIO A/S (a)	2,000	9,380
Total Biotechnology		1,470,851

Capital Markets - 2.2%
E*TRADE Financial Corp. (a)	140,500	1,129,620
Edelman Financial Group, Inc.	50,000	435,000
Och-Ziff Capital Management Group LLC	51,875	393,212
Total Capital Markets		1,957,832

Chemicals - 2.0%
Georgia Gulf Corp. (a)	6,000	154,020
Innospec, Inc. (a)	5,581	165,253
Rockwood Holdings, Inc. (a)	11,500	510,025
Solutia, Inc.	26,000	729,300
Umeco PLC	27,000	231,516
Total Chemicals		1,790,114

Commercial Banks - 1.4%
First Niagara Financial Goup, Inc.	7,400	56,610
Heritage Commerce Corp. (a)	20,000	38,527
OmniAmerican Bancorp, Inc. (a)	9,099	194,992
Pacific Capital Bancorp (a)	20,000	914,600
Total Commercial Banks		1,204,729

Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	18,600	508,524
Iron Mountain, Inc.	56	1,846
Total Commercial Services & Supplies		510,370

Communications Equipment - 0.4%
InterDigital, Inc.	12,701	374,806
Tii Network Technologies, Inc. (a)	4,000	8,520
Total Communications Equipment		383,326

Construction Materials - 0.2%
Vulcan Materials Co.	5,000	198,550
Diversified Telecommunication Services - 1.4%
AboveNet, Inc. (a)	1,000	84,000
Cincinnati Bell, Inc. (a)	62,310	231,793
HUGHES Telematics, Inc. (a)	75,000	896,250
SureWest Communications	1,000	21,070
Total Diversified Telecommunication Services		1,233,113

Electric Utilities - 0.3%
Iberdrola SA	194	913
Progress Energy, Inc.	5,000	300,850
Total Electric Utilities		301,763

Electrical Equipment - 0.7%
Cooper Industries PLC	7,500	511,350
Newave Energy Holding SA	200	11,642
SGL Carbon SE	2,000	78,107
Total Electrical Equipment		601,099

Electronic Equipment, Instruments & Components - 1.8%
Elster Group SE - ADR(a)	10,000	203,000
Laird PLC	30,000	87,908
LeCroy Corp. (a)	34,073	485,881
Micronetics, Inc. (a)	21,800	320,896
Miranda Technologies, Inc. (a)	30,000	499,165
Total Electronic Equipment, Instruments & Components		1,596,850

Energy Equipment & Services - 0.7%
Canadian Energy Services & Technology Corp. (a)	14,800	142,316
CE Franklin Ltd (a)	20,000	249,656
North American Energy Partners, Inc. (a)	61,565	158,838
Superior Energy Services, Inc. (a)	2,000	40,460
Total Energy Equipment & Services		591,270

Food Products - 1.5%
Arctic Glacier Income Fund (a)	545,812	88,297
DE Master Blenders 1753 N.V. (a)	10,000	114,800
Hillshire Brands Co.	2,000	57,980
Post Holdings, Inc. (a)	1,000	30,750
Ralcorp Holdings, Inc. (a)	2,000	133,480
Viterra, Inc. (a)	56,000	888,321
Total Food Products		1,313,628

Health Care Equipment & Supplies - 0.8%
Accuray, Inc. (a)	1,000	6,840
Gen-Probe, Inc. (a)	6,500	534,300
Guided Therapeutics, Inc. (a)	165,229	130,366
Oridion Systems Ltd. (a)	2,000	46,252
Total Health Care Equipment & Supplies		717,758

Health Care Providers & Services - 2.0%
Catalyst Health Solutions, Inc. (a)	18,000	1,681,920
Integramed America, Inc. (a)	2,000	27,700
Rhoen Klinikum AG	1,000	23,893
Rhoen Klinikum AG - Class A	1,000	22,588
Sun Healthcare Group, Inc. (a)	5,000	41,850
Total Health Care Providers & Services		1,797,951

Hotels, Restaurants & Leisure - 5.6%
Buffets Restaurants Holdings, Inc. (a)(f)	1,912	0
Cedar Fair LP	85,290	2,556,141
Marriott International, Inc.	1	39
Marriott Vacations Worldwide Corp. (a)	12,025	372,535
PF Chang’s China Bistro, Inc.	4,000	205,880
Premier Exhibitions, Inc. (a)	865	2,335
Red Lion Hotels Corp. (a)	5,000	43,250
Six Flags Entertainment Corp.	32,100	1,739,178
Total Hotels, Restaurants & Leisure		4,919,358

Household Durables - 0.0%
Nobility Homes, Inc.	2,000	11,380
Independent Power Producers & Energy Traders - 1.4%
Calpine Corp. (a)	45,400	749,554
International Power	68,000	444,735
Total Independent Power Producers & Energy Traders		1,194,289

Insurance - 1.7%
Alleghany Corp. (a)	500	169,875
American International Group, Inc. (a)	22,179	711,724
Assured Guaranty Ltd.	38,177	538,296
CNinsure, Inc. - ADR(a)	6,000	41,040
Total Insurance		1,460,935

Internet Software & Services - 0.2%
Easylink Services International Corp. (a)	4,000	28,960
Yahoo!, Inc. (a)	6,365	100,758
Total Internet Software & Services		129,718

IT Services - 0.8%
Lender Processing Services, Inc.	27,100	685,088
Logica PLC	2,000	3,320
Total IT Services		688,408

Leisure Equipment & Products - 0.5%
Universal Entertainment Corp.	20,361	421,561
Life Sciences Tools & Services - 0.7%
eResearchTechnology, Inc. (a)	3,000	23,970
Illumina, Inc. (a)	6,500	262,535
Medtox Scientific, Inc. (a)	12,000	323,520
WuXi PharmaTech Cayman, Inc. - ADR(a)	3,000	42,360
Total Life Sciences Tools & Services		652,385

Machinery - 0.3%
Ingersoll-Rand PLC	4,914	207,272
ITT Corp.	3,500	61,600
SeaCo Ltd. (a)	336,500	16,152
Total Machinery		285,024

Media - 12.8%
AMC Networks, Inc. (a)	31,625	1,124,269
Astral Media, Inc. - Class A (a)	15,000	719,576
Astral Media, Inc. - Class B (a)	1,200	62,882
British Sky Broadcasting Group PLC	20,000	218,164
Charter Communications, Inc. (a)	28,836	2,043,607
Cumulus Media, Inc. (a)	42,422	127,690
Fisher Communications, Inc. (a)	43,379	1,297,466
Knology, Inc. (a)	5,000	98,350
Liberty Media Corp. - Liberty Capital (a)	3,000	263,730
Live Nation Entertainment, Inc. (a)	133,473	1,225,282
MDC Partners, Inc.	10,726	121,633
News Corp. (a)	26,150	582,884
News Corp.	55,050	1,227,064
The Reader’s Digest Association, Inc.
(Acquired 02/23/2010 - 09/01/2011; Cost $651,949) (a)(d)(f)	38,833	106,791
Time Warner Cable, Inc.	25,150	2,064,815
Total Media		11,284,203

Metals & Mining - 0.8%
Camino Minerals Corp. (a)	4,000	393
Extorre Gold Mines Ltd. (a)	10,000	41,352
Jaguar Mining, Inc. (a)	1,000	1,160
Lundin Mining Corp. (a)	1,000	4,145
MAG Silver Corp. (a)	58,690	510,603
Molycorp, Inc. (a)	751	16,184
Pan American Silver Corp. (a)	6,507	110,122
Walter Energy, Inc.	400	17,664
Total Metals & Mining		701,623

Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	45,700	944,619

Oil, Gas & Consumable Fuels - 9.6%
Atlas Energy LP	65,391	1,995,079
BP PLC - ADR	9,662	391,698
Cove Energy PLC (a)	20,000	83,789
CREDO Petroleum Corp. (a)	50,000	723,500
Crimson Exploration, Inc. (a)	89,579	411,168
Energy Partners Ltd. (a)	22,907	387,128
Energy XXI Bermuda Ltd. (a)	5,670	177,414
EV Energy Partner LP	100	5,046
GeoResources, Inc. (a)	6,000	219,660
Inergy LP	67,750	1,261,505
Nautical Petroleum PLC (a)	1,000	7,173
Nexen, Inc.	48,036	811,328
Paramount Resources Ltd. (a)	3,750	90,168
Progress Energy Resources Co. (a)	13,000	256,272
Statoil ASA	60,000	514,402
Sunoco, Inc.	13,000	617,500
Venoco, Inc.	1,000	10,010
Whitecap Resources, Inc. (a)	346	2,284
Xinergy Ltd. (a)	368,353	517,380
Total Oil, Gas & Consumable Fuels		8,482,504

Paper & Forest Products - 1.3%
Caraustar Industries, Inc. (Acquired 05/27/2010, Cost $302,686) (a)(d)(f)	137	667,998
Tembec, Inc. (Acquired 06/04/2009, Cost $0) (a)(d)	40,850	92,285
Tembec, Inc. (Acquired 05/17/2011, Cost $156,780) (a)(d)(f)	35,833	98,541
Wausau Paper Corp.	26,795	260,715
Total Paper & Forest Products		1,119,539

Pharmaceuticals - 0.7%
Abbott Laboratories	3,276	211,204
Pfizer, Inc.	15,456	355,488
Total Pharmaceuticals		566,692

Professional Services - 0.0%
Net.Genesis Corp.	2,000	13,563
Real Estate Investment Trusts (REITs) - 7.4%
Granite Real Estate, Inc.	59,490	2,017,306
Huntingdon Capital Corp. (a)	381,760	4,507,175
Total Real Estate Investment Trusts (REITs)		6,524,481

Real Estate Management & Development - 0.1%
Evoq Properties, Inc. (a)	20,048	58,640
Road & Rail - 0.6%
Quality Distribution, Inc. (a)	45,653	506,292
Semiconductors & Semiconductor Equipment - 0.9%
Aleo Solar AG (a)	500	12,010
Lam Research Corp. (a)	2,250	84,915
LTX-Credence Corp. (a)	2,500	16,750
PLX Technology, Inc. (a)	7,000	44,450
Ramtron International Corp. (a)	7,930	23,949
Standard Microsystems Corp. (a)	12,000	442,680
Trident Microsystems, Inc. (a)	450,448	172,521
Total Semiconductors & Semiconductor Equipment		797,275

Software - 1.4%
Ariba, Inc. (a)	21,000	939,960
CDC Corp. (a)	47,450	219,693
Quest Software, Inc. (a)	3,000	83,550
Total Software		1,243,203

Specialty Retail - 1.4%
Barnes & Noble, Inc. (a)	3,248	53,462
Broder Brothers Co. (a)(f)	49,472	618,400
Collective Brands, Inc. (a)	15,000	321,300
Cost Plus, Inc. (a)	1,000	22,000
The Pep Boys-Manny, Moe & Jack	24,000	237,600
Total Specialty Retail		1,252,762

Thrifts & Mortgage Finance - 0.0%
People’s United Financial, Inc.	3,000	34,830
Tobacco - 0.6%
Phillip Morris International, Inc.	6,191	540,227
Trading Companies & Distributors - 0.0%
Interline Brands, Inc. (a)	1,000	25,070
TOTAL COMMON STOCKS (Cost $58,880,829)		$63,319,531

CONVERTIBLE PREFERRED STOCKS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. (a)	2,492	213,216
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $206,058)		$213,216

PREFERRED STOCKS - 0.9%
Real Estate Investment Trusts (REITs) - 0.9%
First Industrial Realty Trust, Inc.	34,193	829,180
TOTAL PREFERRED STOCKS (Cost $669,605)		$829,180

	Principal Amount
CONVERTIBLE BONDS - 0.5%
Marine - 0.5%
DryShips, Inc.
5.000%, 12/01/2014	$588,000	427,770
TOTAL CONVERTIBLE BONDS (Cost $483,079)		$427,770

CORPORATE BONDS - 5.7%
Food & Staples Retailing - 0.0%
Lone Star Steakhouse
3.000%, 12/31/2014 (Acquired 06/15/2009, Cost $96,698) (d)(f)	28,053	28,053
Health Care Equipment & Supplies - 0.0%
Human Touch LLC/Interactive Health Finance Corp.
15.000%, 03/30/2014 (Acquired 06/18/2009 - 03/31/2010, Cost $138,783) (d)(f)	222,388	22
Hotels, Restaurants & Leisure - 0.8%
Mohegan Tribal Gaming Authority
11.000%, 09/15/2018	327,000	216,638
The River Rock Entertainment Authority
9.000%, 11/01/2018	325,000	208,000
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/2015	341,000	260,865
Total Hotels, Restaurants & Leisure		685,503

Industrial Conglomerates - 0.0%
Milacron Escrow Corp.
11.500%, 05/15/2011 (Acquired 05/27/2010, Cost $41,250) (d)(e)(f)	1,000,000	0
Insurance - 0.7%
MBIA Insurance Corp.
14.000%, 01/15/2033 (Acquired 07/06/2011, Cost $422,418)(b)(c)	690,000	372,600
14.000%, 01/15/2033 (Acquired 03/31/2011-11/1/2011, Cost $212,220)(b)(c)	393,000	212,220
Total Insurance		584,820

Media - 0.8%
Clear Channel Communications, Inc.
5.750%, 01/15/2013	465,000	460,931
11.000%, 08/01/2016	316,000	195,920
Total Media		656,851

Metals & Mining - 0.0%
Old All, Inc.
10.000%, 12/15/2016 (Acquired 05/27/2010, Cost $6,850)(d)(e)(f)	1,000,000	100
Multiline Retail - 0.4%
The Bon-Ton Department Stores, Inc.
10.250%, 03/15/2014	273,000	230,685
10.250%, 03/15/2014	136,000	114,920
Total Multiline Retail		345,605
Oil, Gas & Consumable Fuels - 1.6%
Chesapeake Energy Corp.
6.775%, 03/15/2019	436,000	425,100
Endeavour International Corp.
12.000%, 03/01/2018	653,000	679,120
Xinergy Corp.

9.250%, 05/15/2019 (Acquired 03/09/2012, Cost $365,969)(c)		500,000	330,000
Total Oil, Gas & Consumable Fuels			1,434,220

Real Estate Investment Trusts (REITs) - 0.5%
Huntingdon Real Estate Investment Trust
7.500%, 12/31/2016 (Acquired 11/10/2011, Cost $417,649)(c)(f)	CAD	425,000	440,404
Specialty Retail - 0.7%
Broder Brothers Co.
12.000%, 10/15/2013		$607,338	604,301
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc.
6.875%, 10/31/2013		208,000	208,780
TOTAL CORPORATE BONDS (Cost $5,291,178)			$4,988,659

ESCROW NOTES - 0.1%
Delphi Financial Class Action Trust Escrow (a)(f)		15,000	9,375
General Motors Co. (a)(e)(f)		1,200,000	0
General Motors Co. (a)(e)(f)		500,000	0
Lear Corp. (Acquired 11/18/2009, Cost $0) (a)(d)(f)		1,000,000	10,000
Six Flags Entertainment Corp. (a)(f)		600,000	0
Smurfit-Stone Container Corp. (a)(f)		7,125	0
Spansion, Inc. (Acquired 05/27/2010, Cost $0) (a)(d)(f)		999,300	33,521
US Oncology, Inc. (a)		292,000	4,380
TOTAL ESCROW NOTES (Cost $0)			$57,276

RIGHTS - 0.0%
American Medical Alert Corp. (f)		20,000	200
Clinical Data, Inc. (f)		18,000	17,100
Gerber Scientific Inc. (f)		30,000	300
TOTAL RIGHTS (Cost $0)			$17,600

WARRANTS - 0.2%
General Motors Co.
Expiration July 2016, Exercise Price: $10.00 (a)		310	3,416
Expiration July 2019, Exercise Price: $18.33 (a)		310	2,102

Huntingdon Capital Corp.
Expiration December 2016, Exercise Price: $9.00 (a)	11,900	40,325
Kinder Morgan, Inc.
Expiration May 2017, Exercise Price: $400.00 (a)	65,700	141,912
Spare Backup, Inc.
Expiration July 2012, Exercise Price: $1.00 (Acquired 09/02/2008, Cost $0) (a) (d)	590,915	0
TOTAL WARRANTS (Cost $136,140)		$187,755

PURCHASED OPTIONS - 0.4%
	Contracts
Call Options - 0.2%
American International Group, Inc.
Expiration November 2012, Exercise Price: $32.00	250	73,750
Avery Dennison Corp.
Expiration July 2012, Exercise Price: $35.00	124	620
News Corp.
Expiration January 2013, Exercise Price: $20.00	25	75,000
Owens-Illinois, Inc.
Expiration August 2012, Exercise Price: $25.00	75	562
Expiration November 2012, Exercise Price: $25.00	125	2,500
Total Call Options		152,432

Put Options - 0.2%
iShares Russell 2000 Index Fund
Expiration July 2012, Exercise Price: $76.00	1,625	74,750
Expiration August 2012, Exercise Price: $75.00	150	17,100
SPDR S&P 500 ETF Trust
Expiration July 2012, Exercise Price: $131.00	1,749	96,195
Venoco, Inc.
Expiration July 2012, Exercise Price: $7.50	50	1,000
Total Put Options		189,045

TOTAL PURCHASED OPTIONS (Cost $897,234)		$341,477

MONEY MARKET FUNDS - 3.6%
Invesco Advisers Inc. STIT - Liquid Assets Portfolio
0.16% (b)	3,164,522	3,164,522
TOTAL MONEY MARKET FUNDS (Cost $3,164,522)		$3,164,522

Total Investments (Cost $69,728,645) - 83.6%		73,546,986

Other Assets in Excess of Liabilities - 16.4%		14,460,009
TOTAL NET ASSETS - 100.0%		$88,006,995

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at June 30, 2012.
(c)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2012, the market value of these securities total $1,355,224 which represents 1.5% of total net assets.

(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor (unaudited).
Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
At June 30, 2012, the market value of these securities total $1,037,311 which represents 1.2% of total net assets.

(e)	Default or other conditions exist and security is not presently accruing income.
(f)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). At June 30, 2012, the market value of these securities total $2,030,805 which represents 2.3% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Securities Sold Short
June 30, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 4.9%
Health Care Providers & Services - 1.4%
Catamaran Corp.	11,890	$1,179,607
Media - 1.0%
DreamWorks Animation SKG, Inc.	47,375	902,967
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp.	1,250	23,250
Ultra Petroleum Corp.	12,500	288,375
Venoco, Inc.	68,750	688,188
Total Oil, Gas & Consumable Fuels		999,813

Real Estate Investment Trusts (REITs) - 0.7%
Boston Properties, Inc.	6,000	650,220
Total Real Estate Investment Trusts (REITs)		$650,220

Road & Rail - 0.7%
Arkansas Best Corp.	9,050	114,030
Dollar Thrifty Automotive Group, Inc.	5,500	445,280
Total Road & Rail		559,310

TOTAL COMMON STOCKS (Proceeds $4,066,127)		$4,291,917

EXCHANGE TRADED FUNDS - 18.4%
Currencyshares Australian Dollar Australian Dollar	5,459	559,820
CurrencyShares Euro Trust	8,605	1,083,197
Energy Select Sector SPDR Fund	11,224	744,937
iShares Russell 2000 Index Fund	64,299	5,121,416
iShares Silver Trust	7,578	201,954
Market Vectors Junior Gold Miners ETF	5,458	104,630
SPDR S&P Oil & Gas Exploration & Production ETF	6,250	315,000
SPDR S&P Oil & Gas Exploration & Production ETF	58,204	7,931,459
United States Oil Fund LP	4,250	135,235

TOTAL EXCHANGE TRADED FUNDS (Proceeds $16,335,025)		$16,197,648

	Principal Amount
CORPORATE BONDS - 0.6%
Diversified Telecommunication Services - 0.3%
Sprint Cap Corp.	$273,000	248,430
8.750%, 03/15/2032
Metals & Mining - 0.3%
United States Steel Corp.	273,000	262,080
7.500%, 03/15/2022
TOTAL CORPORATE BONDS (Proceeds $503,665)		510,510

Total Securities Sold Short (Proceeds $20,904,817) - 23.9%		$21,000,075

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Schedule of Options Written
June 30, 2012 (Unaudited)

	Contracts	Fair Value
Call Options
Abbott Laboratories
Expiration: July 2012, Exercise Price: $62.50	32	$6,528
Amarin Corp. PLC
Expiration: July 2012, Exercise Price: $14.00	210	27,300
AMC Networks, Inc.
Expiration: July 2012, Exercise Price: $40.00	140	2,450
American International Group, Inc.
Expiration: July 2012, Exercise Price: $32.00	107	10,379
Expiration: November 2012, Exercise Price: $40.00	125	4,500
E*Trade Financial Corp.
Expiration: July 2012, Exercise Price: $9.00	50	350
Granite Real Estate, Inc.
Expiration: July 2012, Exercise Price: $35.00	75	2,437
News Corp.
Expiration: July 2012, Exercise Price: $23.00	50	1,000
Expiration: August 2012, Exercise Price: $23.00	250	12,500
Expiration: July 2012, Exercise Price: $22.00	150	6,750
Phillip Morris International, Inc.
Expiration: July 2012, Exercise Price: $87.50	61	7,198

TOTAL CALL OPTIONS		81,392

American International Group, Inc.
Expiration: July 2012, Exercise Price: $30.00	41	1,312
Expiration: November 2012, Exercise Price: $28.00	200	28,300
Avery Dennison Corp.
Expiration: July 2012, Exercise Price: $22.50	78	585
Expiration: July 2012, Exercise Price: $25.00	81	608
Boston Properties, Inc.
Expiration: July 2012, Exercise Price: $100.00	75	1,313
Granite Real Estate, Inc.
Expiration: July 2012, Exercise Price: $30.00	50	1,000
Iron Mountain, Inc.
Expiration: July 2012, Exercise Price: $32.50	100	4,000
iShares Russell 2000 Index Fund
Expiration: July 2012, Exercise Price: $71.00	187	1,870
Expiration: August 2012, Exercise Price: $71.00	150	8,250
Owens-Illinois, Inc.
Expiration: November 2012, Exercise Price: $21.00	125	36,562
SPDR S&P 500 ETF Trust
Expiration: July 2012, Exercise Price: $42.00	62	744
Expiration: July 2012, Exercise Price: $123.00	250	2,500
Expiration: July 2012, Exercise Price: $125.00	100	1,500
Expiration: July 2012, Exercise Price: $126.00	250	4,500
Expiration: July 2012, Exercise Price: $127.00	437	9,614
Expiration: July 2012, Exercise Price: $128.00	437	11,799
Ultra Petroleum Corp.
Expiration: July 2012, Exercise Price: $19.00	125	1,250
Yahoo!, Inc.
Expiration: July 2012, Exercise Price: $15.00	89	1,068
Total Written Options		116,775

Total Options Written (Premiums received $374,310)		$198,167

The accompanying notes are an integral part of these financial statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012 (unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$341,477
			Written option
Written Options			contracts, at value	$198,167
Total		$341,477		$198,167

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012 (unaudited):

Amount of Realized Gain (Loss) on Derivatives

Derivatives
Equity Contracts

Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(2,193,446)
Written Options	2,183,866
Total	$(9,580)

Change in Unrealized Appreciation (Depreciation) on Derivatives

Derivatives
Equity Contracts

Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$(129,097)
Written Options	(279,083)
Total	$(408,180)

The average quarterly market value of purchased and written options during the period ended June 30, 2012 (unaudited) were as follows:

Purchased options	$381,156
Written options	$268,171

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (unaudited):

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$61,249,902	$577,899	(1)	$1,491,730	(2)	$63,319,531
Convertible Preferred Stocks	213,216	-		-		$213,216
Preferred Stocks	829,180	-		-		829,180
Convertible Bonds	-	427,770		-		427,770
Corporate Bonds	-	4,520,080		468,579		4,988,659
Escrow Notes	-	4,380		52,896		57,276
Rights	-	-		17,600		17,600
Warrants	187,755	-		-		187,755
Purchased Options	341,477	-		-		341,477
Money Market Funds	3,164,522	-		-		3,164,522
Total Long Investments in Securities	$65,986,052	$5,530,129		$2,030,805		$73,546,986

Securities Sold Short:
Common Stocks	$4,291,917	$-		$-		$4,291,917
Investment Companies	16,197,648	-		-		16,197,648
Corporate Bonds	-	510,510		-		510,510
Total Securities Sold Short	$20,489,565	$510,510		$-		$21,000,075

Written Options	$198,167	$-		$-		$198,167

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Electrical Equipment	$11,642
Independent Power Producers & Energy Traders	444,735
Media	62,882
Real Estate Management & Development	58,640
$577,899

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Media	$106,791
Paper & Forest Products	766,539
Specialty Retail	618,400
$1,491,730

Transfers into Level 1 and out of Level 2	$11,380
Transfers were made into Level 1 from Level 2 due to an increase in market activity.

Transfers into or out of Level 3 during the period	$(40,325)

Transfers were made out of Level 2 into Level 3 due to securities being priced with unobservable inputs versus being valued in an active market.
Transfers between levels are recognized at the end of the reporting period.

Investments in Securities, at value
Balance as of December 31, 2011	$3,221,728
Accrued discounts/premiums	5,690
Realized gain (loss)	(800,785)
Change in unrealized appreciation	818,623
Purchases	-
Sales	(1,174,126)
Transfer in and/or out of Level 3	(40,325)
Balance as of June 30, 2012	$2,030,805

Change in unrealized appreciation/depreciation during the
period for level 3 investments held at June 30, 2012	$(335,913)

Type of Security	Fair Value at 6/30/2012	Valuation Techniques	Unobservable Input	Range
		Discounted cash	Probability of
Note receivable	468,579	flow	default	0% - 10%
			Discount rate	0% - 10%

		Market
		comparable
Common Stocks	667,998	companies	EBITDA multiple	4x - 8x

			Revenue multiple	0.5x - 2x

			Discount for lack
			of marketability	25% - 35%

			Third party &
			broker quoted
	823,732	Consensus pricing	inputs	NA

			Third party &
			broker quoted
Corporate Bonds		Consensus pricing	inputs	NA

		Discounted cash	Probability of
Escrow	52,896	flow	default	0% - 10%

			Third party &
			broker quoted
Rights	17,600	Consensus pricing	inputs	NA

The significant unobservable inputs used in the fair value measurement of the Trust’s note receivable and escrowed securities are the likelihood that cash flows or shares will not be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobervable inputs used in the fair value measurement of the Trust’s commons stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has establised a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Adviser and the fund’s third party administrator, which report to the Valuation Committee. For third-party information, fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Trust. The Adviser develops valuation techiniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 63.2%
Aerospace & Defense - 0.4%
Spirit Aerosystems Holdings, Inc. (a)	45,030	$1,072,191
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	123,410	641,732
Atlas Air Worldwide Holdings, Inc. (a)	15,900	691,809
Fedex Corp.	2,228	204,107
Total Air Freight & Logistics		1,537,648

Auto Components - 0.4%
TRW Automotive Holdings Corp. (a)	30,150	1,108,314
Automobiles - 0.1%
Daimler AG (a)	4,000	179,152

Biotechnology - 0.9%
Alkermes PLC (a)	139,800	2,372,406
Building Products - 0.6%
Lennox International, Inc.	20,111	937,776
Trex Co., Inc. (a)	24,151	726,704
Total Building Products		1,664,480

Capital Markets - 1.0%
Financial Engines, Inc. (a)	73,550	1,577,647
Morgan Stanley	89,500	1,305,805
Total Capital Markets		2,883,452

Chemicals - 0.5%
Koppers Holdings, Inc.	21,522	731,748
LyondellBasell Industries NV	5,000	201,350
PPG Industries, Inc.	5,183	550,020
Total Chemicals		1,483,118

Commercial Services & Supplies - 1.0%
Cintas Corp.	48,610	1,876,832
Tetra Tech, Inc. (a)	29,954	781,200
Total Commercial Services & Supplies		2,658,032

Communications Equipment - 3.4%
Arris Group, Inc. (a)	116,970	1,627,053
Aruba Networks, Inc. (a)	16,000	240,800
Brocade Communications Systems, Inc. (a)	316,750	1,561,577
Cisco Systems, Inc.	75,000	1,287,750
Comverse Technology, Inc. (a)	109,100	634,962
KVH Industries, Inc. (a)	60,150	751,875
ORBCOMM, Inc. (a)	68,900	224,614
Plantronics, Inc.	42,050	1,404,470
QUALCOMM, Inc.	27,000	1,503,360
Total Communications Equipment		9,236,461

Computers & Peripherals - 1.2%
Apple, Inc. (a)	4,420	2,581,280
NetApp, Inc. (a)	22,000	700,040
Total Computers & Peripherals		3,281,320

Construction & Engineering - 1.3%
MasTec, Inc. (a)	123,522	1,857,771
Quanta Services, Inc. (a)	9,792	235,693
Quanta Services, Inc. (a)	57,594	1,386,288
Total Construction & Engineering		3,479,752

Consumer Finance - 0.7%
Capital One Financial Corp.	34,500	1,885,770
Diversified Consumer Services - 0.4%
K12, Inc. (a)	51,189	1,192,704
Diversified Financial Services - 0.4%
Citigroup, Inc.	43,500	1,192,335
Electric Utilities - 0.1%
ITC Holdings Corp.	6,040	416,216
Electrical Equipment - 0.3%
Regal-Beloit Corp.	11,843	737,345
Electronic Equipment, Instruments & Components - 2.4%
Aeroflex Holding Corp. (a)	25,300	153,065
Benchmark Electronics, Inc. (a)	55,529	774,630
Catch The Wind Ltd. (a)	148,000	15,991
Corning, Inc.	121,000	1,564,530
Electro Rent Corp.	36,337	589,749
Helix Wind Corp. (a)	301,628	30
Jabil Circuit, Inc.	40,046	814,135
Newport Corp. (a)	146,388	1,759,584
OSI Systems, Inc. (a)	13,792	873,585
Total Electronic Equipment, Instruments & Components		6,545,299

Energy Equipment & Services - 1.0%
Heckmann Corp. (a)	116,200	392,756
Noble Corp.	69,230	2,252,052
Total Energy Equipment & Services		2,644,808

Food Products - 1.0%
Dean Foods Co. (a)	9,794	166,792
TreeHouse Foods, Inc. (a)	32,695	2,036,571
Zhongpin, Inc. (a)	49,300	454,053
Total Food Products		2,657,416

Health Care Equipment & Supplies - 10.6%
ABIOMED, Inc. (a)	74,260	1,694,613
Align Technology, Inc. (a)	41,320	1,382,567
Analogic Corp. (a)	151	9,362
Analogic Corp.	13,699	849,338
Angeion Corp. (a)	16,100	87,584
AtriCure, Inc. (a)	190,401	1,829,754
Boston Scientific Corp. (a)	176,541	1,000,987
Covidien PLC	34,000	1,819,000
DexCom, Inc. (a)	124,106	1,608,414

Haemonetics Corp. (a)	57,344	4,249,764
Hologic, Inc. (a)	300,120	5,414,165
IRIS International, Inc. (a)	47,970	542,061
Mindray Medical International Ltd. - ADR	22,500	681,525
Orthofix International NV (a)	58,449	2,411,021
RTI Biologics, Inc. (a)	453,500	1,705,160
Solta Medical, Inc. (a)	323,800	948,734
Spectranetics Corp. (a)	125,940	1,438,235
Vision-Sciences, Inc. (a)	41,400	62,100
Volcano Corp. (a)	15,900	455,535
Wright Medical Group, Inc. (a)	43,574	930,305
Total Health Care Equipment & Supplies		29,120,224

Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	35,000	1,377,250
Cardinal Health, Inc.	39,500	1,659,000
Humana, Inc. (a)	21,820	1,689,741
McKesson Corp.	14,700	1,378,125
Metropolitan Health Networks, Inc. (a)	21,850	209,104
Total Health Care Providers & Services		6,313,220

Health Care Technology - 0.7%
Computer Programs & Systems, Inc.	26,705	1,528,059
MedAssets, Inc. (a)	35,000	470,750
Total Health Care Technology		1,998,809

Healthcare Equipment & Supplies - 2.0%
CareFusion Corp. (a)	76,000	1,951,680
Stryker Corp.	62,800	3,460,280
Total Healthcare Equipment & Supplies		5,411,960

Healthcare Providers & Services - 0.4%
Hanger, Inc.	6,700	171,788
Patterson Cos., Inc.	33,600	1,158,192
Total Healthcare Providers & Services		1,329,980

Hotels, Restaurants & Leisure - 2.7%
AFC Enterprises, Inc. (a)	4,391	101,608
Bob Evans Farms, Inc.	12,418	499,204
Bob Evans Farms, Inc. (a)	122	4,904
Caribou Coffee Co., Inc. (a)	111,221	1,435,863
Home Inns & Hotels Management, Inc. - ADR(a)	59,500	1,348,270
Las Vegas Sands Corp.	20,000	869,800
Marriott International, Inc.	20,742	813,086
Scientific Games Corp. (a)	164,380	1,405,449
Sonic Corp. (a)	90,901	910,828
Total Hotels, Restaurants & Leisure		7,389,012

Industrial Conglomerates - 0.9%
Carlisle Cos., Inc.	19,164	1,016,075
General Electric Co.	66,000	1,375,440
Total Industrial Conglomerates		2,391,515

Insurance - 1.0%
Hanover Insurance Group, Inc.	46,715	1,827,958

Hilltop Holdings, Inc. (a)	90,710	935,220
Total Insurance		2,763,178

Internet & Catalog Retail - 0.5%
Shutterfly, Inc. (a)	44,710	1,372,150
Internet Software & Services - 3.5%
Earthlink, Inc.	256,290	1,906,798
Facebook, Inc. (a)	100	3,112
Google, Inc. (a)	5,460	3,167,182
Move, Inc. (a)	80,000	728,800
Sina Corp. (a)	20,000	1,036,200
ValueClick, Inc. (a)	141,230	2,314,760
Yandex NV (a)	30,000	571,500
Total Internet Software & Services		9,728,352

IT Services - 1.8%
Alliance Data Systems Corp. (a)	17,060	2,303,100
Broadridge Financial Solutions, Inc.	37,490	797,412
Cardtronics, Inc. (a)	51,740	1,563,066
VeriFone Systems, Inc. (a)	9,000	297,810
Total IT Services		4,961,388

Leisure Equipment & Products - 0.2%
Polaris Industries, Inc.	6,640	474,627
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	265,370	1,244,585
Machinery - 2.0%
CLARCOR, Inc.	40,920	1,970,707
ESCO Technologies, Inc.	15,610	568,829
Graco, Inc.	29,640	1,365,811
Robbins & Myers, Inc.	14,589	610,112
Wabash National Corp. (a)	137,087	907,516
Total Machinery		5,422,975

Media - 0.6%
National CineMedia, Inc.	103,510	1,570,247
Metals & Mining - 0.1%
CGA Mining Ltd. (a)	215,000	401,620

Multi-Utilities - 0.7%
NorthWestern Corp.	54,588	2,003,380
Oil, Gas & Consumable Fuels - 1.9%
Far East Energy Corp. (a)	225,000	39,150
Royal Dutch Shell PLC - ADR	39,300	2,748,249
World Fuel Services Corp.	66,100	2,513,783
Total Oil, Gas & Consumable Fuels		5,301,182

Paper & Forest Producta - 0.0%
Shanghai Songrui Forestry Products, Inc. (a)	660,000	0
Pharmaceuticals - 1.4%
Endocyte, Inc. (a)	51,200	420,865
Pacira Pharmaceuticals, Inc. (a)	10,200	163,608
Teva Pharmaceutical Industries Ltd. - ADR	79,200	3,123,648
Total Pharmaceuticals		3,708,121

Road & Rail - 1.4%
Arkansas Best Corp. (a)	168,151	1,104,718
Hertz Global Holdings, Inc. (a)	119,500	1,529,600
Landstar System, Inc.	20,380	1,054,053
Total Road & Rail		3,688,371

Semiconductors & Semiconductor Equipment - 1.9%
International Rectifier Corp. (a)	76,490	1,529,035
Monolithic Power Systems, Inc. (a)	36,204	719,373
RF Micro Devices, Inc. (a)	218,430	928,327
Silicon Motion Technology Corp. Sponsored ADR (a)	34,516	487,021
Skyworks Solutions, Inc. (a)	5,880	160,936
SMA Solar Technology AG	15,500	529,417
Ultratech, Inc. (a)	28,860	909,090
Total Semiconductors & Semiconductor Equipment		5,263,199

Software - 3.6%
CA, Inc.	27,900	755,811
Cadence Design System, Inc. (a)	27,959	307,270
Electronic Arts, Inc. (a)	73,000	901,550
Informatica Corp.	20,760	879,394
KongZhong Corp. - ADR(a)	40,982	329,495
Mentor Graphics Corp. (a)	22,134	332,010
Microsoft Corp.	152,800	4,674,152
Netscout Systems, Inc. (a)	32,066	692,305
Rovi Corp. (a)	47,920	940,190
Total Software		9,812,177

Specialty Retail - 2.0%
Appliance Recycling Centers of America, Inc. (a)	3,500	14,630
Best Buy Co., Inc.	43,000	901,280
Chico’s FAS, Inc.	78,600	1,166,424
Rent-A-Center, Inc.	55,085	1,858,568
Select Comfort Corp. (a)	37,900	792,868
The Finish Line, Inc.	34,400	719,304
Total Specialty Retail		5,453,074

Textiles, Apparel & Luxury Goods - 2.3%
Carter’s, Inc. (a)	25,890	1,361,814
Crocs, Inc. (a)	44,771	723,052
G-III Apparel Group Ltd. (a)	91,955	2,178,414
Hanesbrands, Inc. (a)	36,950	1,024,623
The Jones Group, Inc.	98,010	936,976
Total Textiles, Apparel & Luxury Goods		6,224,879

Trading Companies & Distributors - 0.6%
Titan Machy, Inc. (a)	25,246	766,721
United Rentals, Inc. (a)	26,242	893,278
Total Trading Companies & Distributors		1,659,999

TOTAL COMMON STOCKS (Cost $164,951,299)		$173,236,443

EXCHANGE TRADED FUNDS - 1.6%
Financial Select Sector SPDR Fund	120,000	1,754,400
iShares iBoxx $ High Yield Corporate Bond Fund	29,200	2,663,624
TOTAL EXCHANGE TRADED FUNDS (Cost $4,494,224)		$4,418,024

PURCHASED OPTIONS - 0.6%
	Contracts
Call Options - 0.4%
Acme Packet, Inc.
Expiration August 2012, Exercise Price: $30.00	630	3,150
Baidu, Inc.
Expiration July 2012, Exercise Price: $115.00	125	45,625
Cardinal Health, Inc.
Expiration September 2012, Exercise Price: $39.00	88	32,120
Ford Motor Co.
Expiration October 2012, Exercise Price: $10.00	120	54,000
JPMorgan Chase & Co.
Expiration July 2012, Exercise Price: $37.00	510	29,580
Juniper Networks, Inc.
Expiration October 2012, Exercise Price: $17.00	630	70,560
Las Vegas Sands Corp.
Expiration July 2012, Exercise Price: $44.00	200	22,200
Oracle Corp.
Expiration August 2012, Exercise Price: $28.00	460	95,220
SPDR S&P 500 ETF Trust
Expiration August 2012, Exercise Price: $134.00	1,175	538,150
Yahoo!, Inc.
Expiration October 2012, Exercise Price: $16.00	1,600	145,600
Yandex N.V.
Expiration July 2012, Exercise Price: $20.00	300	14,250
Total Call Options		1,050,455

Put Options - 0.2%
Capital One Financial Corp.
Expiration July 2012, Exercise Price: $52.50	345	32,085
Edwards Lifesciences Corp.
Expiration July 2012, Exercise Price: $80.00	200	2,000
iPath S&P 500 VIX Short-Term Futures ETN
Expiration July 2012, Exercise Price: $16.00	1,500	244,500
SPDR S&P 500 ETF Trust
Expiration July 2012, Exercise Price: $136.00	964	170,628
Total Put Options		449,213

TOTAL PURCHASED OPTIONS (Cost $1,766,737)		$1,499,668

MONEY MARKET FUNDS - 15.3%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio	Shares
0.16% (b)	41,832,566	41,832,566
TOTAL MONEY MARKET FUNDS (Cost $41,832,566)
Total Investments (Cost $213,044,826) - 80.7%		220,986,701

Other Assets in Excess of Liabilities - 19.3%		53,027,739
TOTAL NET ASSETS - 100.0%		$274,014,440

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at June 30, 2012.
(c)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of the investments). At June 30, 2012, the market value of these securities total $0 which represent 0.0% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Securities Sold Short
June 30, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 25.7%
Aerospace & Defense - 0.5%
National Presto Industries, Inc.	20,575	$1,435,518
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	2,217	129,761
Auto Components - 0.1%
Borgwarner, Inc.	6,000	393,540
Biotechnology - 1.4%
Acorda Therapeutics, Inc.	31,800	749,208
BioCryst Pharmaceuticals, Inc.	55,420	220,572
Onyx Pharmaceuticals, Inc.	13,040	866,508
Regeneron Pharmaceuticals, Inc.	8,670	990,287
Seattle Genetics, Inc.	15,600	396,084
Synageva Biopharma Corp.	14,100	571,896
Total Biotechnology		3,794,555

Chemicals - 0.4%
A. Schulman, Inc.	10,360	205,646
Huntsman Corp.	4,451	57,596
Sigma-Aldrich Corp.	11,700	864,981
Total Chemicals		1,128,223

Commercial Banks - 0.3%
Laurentian Bank of Canada	9,980	455,722
M&T Bank Corp.	3,360	277,435
Total Commercial Banks		733,157

Commercial Services & Supplies - 1.5%
Clean Harbors, Inc.	12,099	682,626
Copart, Inc.	11,735	278,002
Healthcare Services Group, Inc.	23,170	449,035
Herman Miller, Inc.	24,312	450,258
HNI Corp.	58,200	1,498,650
Mobile Mini, Inc.	32,971	474,782
Ritchie Bros. Auctioneers, Inc.	10,380	220,575
Total Commercial Services & Supplies		4,053,928

Communications Equipment - 0.2%
DragonWave, Inc.	172,400	627,536
Computers & Peripherals - 0.2%
Lexmark International, Inc.	16,980	451,328
Seagate Technology PLC	9,280	229,495
Total Computers & Peripherals		680,823

Consumer Finance - 0.6%

SLM Corp.	99,365	1,561,024
Containers & Packaging - 0.5%
Aptargroup, Inc.	27,680	1,413,064
Distributors - 0.4%
LKQ Corp.	35,366	1,181,224
Diversified Telecommunication Services - 0.1%
magicJack Vocaltec Ltd.	15,950	303,050
Electrical Equipment - 0.2%
Brady Corp. - Class A	14,806	407,313
Electronic Equipment, Instruments & Components - 0.4%
FARO Technologies, Inc.	25,815	1,086,295
Energy Equipment & Services - 0.0%
Hercules Offshore, Inc.	22,115	78,287
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc.	31,230	1,155,510
DENTSPLY International, Inc.	13,700	517,997
Edwards Lifesciences Corp.	2,300	237,590
Elekta AB	30,600	1,394,317
Insulet Corp.	31,620	675,719
ResMed, Inc.	20,400	636,480
Sirona Dental Systems, Inc.	9,890	445,149
Total Health Care Equipment & Supplies		5,062,762

Health Care Providers & Services - 1.0%
Hanger, Inc.	57,495	1,645,960
Henry Schein, Inc.	13,600	1,067,464
Total Health Care Providers & Services		2,713,424

Health Care Technology - 0.1%
Omnicell, Inc.	17,650	258,396
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc.	2,600	987,870
McDonald’s Corp.	8,528	754,984
Starwood Hotels & Resorts Worldwide, Inc.	7,700	408,408
Total Hotels, Restaurants & Leisure		2,151,262

Household Durables - 0.6%
Harman International Industries, Inc.	31,850	1,261,260
Whirlpool Corp.	5,220	319,255
Total Household Durables		1,580,515

Household Products - 0.3%
Church & Dwight Co., Inc.	14,600	809,862
WD-40 Co.	1,490	74,217
Total Household Products		884,079

Insurance - 0.9%
Assurant, Inc.	41,335	1,440,111
Protective Life Corp.	37,990	1,117,286
Total Insurance		2,557,397

Internet & Catalog Retail - 0.1%

Nutrisystem, Inc.	12,400	143,344
Internet Software & Services - 1.1%
Constant Contact, Inc.	45,480	813,182
Open Text Corp.	23,950	1,195,105
VistaPrint NV	20,010	646,323
Web.com Group, Inc. (a)	23,210	424,047
Total Internet Software & Services		3,078,657

IT Services - 1.4%
International Business Machines Corp.	11,700	2,288,286
Neustar, Inc.	45,540	1,521,036
Total IT Services		3,809,322

Life Sciences Tools & Services - 0.1%
Bruker Corp.	18,244	242,828
Machinery - 2.1%
Danaher Corp.	33,600	1,749,888
Graco, Inc.	12,888	771,932
Meritor, Inc.	31,050	162,081
Middleby Corp.	11,433	1,138,841
Tennant Co.	46,612	1,862,150
Total Machinery		5,684,892

Media - 0.3%
Cinemark Holdings, Inc.	2,985	68,207
Regal Entertainment Group - Class A	60,973	838,989
Total Media		907,196

Metals & Mining - 0.1%
Avalon Rare Metals, Inc.	52,760	77,029
Noranda Aluminum Holding Corp.	24,757	197,066
Total Metals & Mining		274,095

Multiline Retail - 0.5%
JC Penney Co., Inc.	59,500	1,386,945
Office Electronics - 0.1%
Zebra Technologies Corp.	8,174	280,859
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc.	31,540	139,722
Northern Oil and Gas, Inc.	16,270	259,344
Total Oil, Gas & Consumable Fuels		399,066

Personal Products - 1.2%
Medifast, Inc.	24,860	489,245
Prestige Brands Holdings, Inc.	107,285	1,696,176
The Estee Lauder Cos., Inc.	21,350	1,155,462
Total Personal Products		3,340,883

Pharmaceuticals - 1.6%
Hospira, Inc.	9,100	318,318
Johnson & Johnson	27,800	1,878,168
Novo-Nordisk - ADR	5,500	799,370

Perrigo Co.	7,300	860,889
Questcor Pharmaceuticals, Inc.	12,610	671,356
Total Pharmaceuticals		4,528,101

Real Estate Investment Trusts (REITs) - 0.3%
Coresite Realty Corp.	23,450	605,479
Dupont Fabros Technology, Inc.	8,749	249,871
Total Real Estate Investment Trusts (REITs)		855,350

Semiconductors & Semiconductor Equipment - 0.8%
Cree, Inc.	32,000	821,440
Cypress Semiconductor Corp.	49,542	654,945
Hittite Microwave Corp.	8,420	430,430
NVE Corp.	7,280	391,300
Total Semiconductors & Semiconductor Equipment		2,298,115

Software - 0.6%
Informatica Corp.	653	907,055
Jive Software, Inc.	21,210	445,198
VanceInfo Technologies, Inc. - ADR	34,030	326,007
Total Software		1,678,260

Specialty Retail - 0.7%
Francesca’s Holdings Corp. (a)	8,540	230,666
O’Reilly Automotive, Inc.	15,540	1,301,786
Williams-Sonoma, Inc.	12,020	420,339
Total Specialty Retail		1,952,791

Textiles, Apparel & Luxury Goods - 1.6%
Lululemon Athletica, Inc.	11,960	713,175
Maidenform Brands, Inc.	22,329	444,794
Michael Kors Holdings Ltd.	10,430	436,391
PVH Corp.	5,950	462,850
Ralph Lauren Corp.	1,700	238,102
True Religion Apparel, Inc.	48,890	1,416,832
VF Corp.	4,980	664,581
Total Textiles, Apparel & Luxury Goods		4,376,725

Thrifts & Mortgage Finance - 0.3%
Genworth MI Canada, Inc.	22,720	411,509
Home Capital Group, Inc.	9,545	423,576
Total Thrifts & Mortgage Finance		835,085

TOTAL COMMON STOCKS (Proceeds $70,799,296)		$70,287,647

EXCHANGE TRADED FUNDS - 15.2%
Consumer Discretionary Select Sector SPDR Fund	4,886	213,909
Consumer Staples Select Sector SPDR Fund	14,591	507,329
Health Care Select Sector SPDR Fund	4,476	170,088
Industrial Select Sector SPDR Fund	1,815	64,741
iShares iBoxx $High Yield Corporate Bond Fund	58,400	5,327,248
iShares Nasdaq Biotechnology Index Fund	10,200	1,325,541

ishares PHLX SOX Semiconductors Sector Index Fund	4,605	240,934
iShares Russell 2000 Index Fund	21,900	1,744,335
ishares S&P 500 Index Fund	13,110	1,792,793
Market Vectors Retail ETF	2,147	90,732
Materials Select Sector SPDR Fund	4,765	168,157
Powershares QQQ Trust Series 1	67,500	4,330,800
SPDR S&P 500 ETF Trust	167,500	22,825,225
SPDR S&P MidCap 400 ETF Trust	6,298	1,078,847
SPDR S&P Retail ETF	1,486	87,719
Technology Select Sector SPDR Fund	46,963	1,350,187
Vanguard Small Cap Growth ETF	3,264	273,360
TOTAL EXCHANGE TRADED FUNDS (Proceeds $40,426,218)		41,591,945

Total Securities Sold Short (Proceeds $111,225,514) - 40.9%		$111,879,592

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Options Written
June 30, 2012 (Unaudited)

	Contracts	Fair Value
Call Options
iPath S&P 500 VIX Short-Term Futures ETN
Expiration: July 2012, Exercise Price: $20.00	1,500	$30,000
PowerShares QQQ Trust Series 1
Expiration: July 2012, Exercise Price: $67.00	1,350	14,850
Yahoo!, Inc.
Expiration: October 2012, Exercise Price: $20.00	1,600	8,000
Total Call Options		52,850

Put Options
Acme Packet, Inc.
Expiration: August 2012, Exercise Price: $22.50	315	138,600
Baidu, Inc.
Expiration: July 2012, Exercise Price: $105.00	125	12,875
Broadcom Corp.
Expiration: August 2012, Exercise Price: $30.00	595	36,890
Capital One Financial Corp.
Expiration: July 2012, Exercise Price: $45.00	345	3,450
Ford Motor Co.
Expiration: December 2012, Exercise Price: $7.00	1,200	20,400
JPMorgan Chase & Co.
Expiration: August 2012, Exercise Price: $31.00	510	25,500
Juniper Networks, Inc.
Expiration: July 2012, Exercise Price: $15.00	630	10,080
Las Vegas Sands Corp.
Expiration: July 2012, Exercise Price: $40.00	200	9,000
Oracle Corp.
Expiration: September 2012, Exercise Price: $24.00	460	12,420
PowerShares QQQ
Expiration: July 2012, Exercise Price: $62.00	2,254	81,144
SINA Corp.
Expiration: September 2012, Exercise Price: $42.50	380	61,940
Wells Fargo & Co.
Expiration: July 2012, Exercise Price: $30.00	510	5,610
Yahoo!, Inc.
Expiration: January 2013, Exercise Price: $11.00	1,600	35,200
Yandex N.V.
Expiration: July 2012, Exercise Price: $16.00	300	6,000
Total Put Options		459,109

Total Options Written (Premiums received $677,062)		$511,959

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012 (Unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$1,499,668
			Written option
Written Options			contracts, at value	511,959
Total		$1,499,668		$511,959

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012 (Unaudited):

Amount of Realized Gain (Loss) on Derivatives

Derivatives
Equity Contracts

Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(3,056,560)
Written Options	1,872,128
Total	$(1,184,432)

Change in Unrealized Appreciation (Depreciation) on Derivatives

Derivatives
Equity Contracts

Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$(190,052)
Written Options	$128,327
Total	$(61,725)

The average quarterly market value of purchased and written options during the period ended June 30, 2012 (Unaudited) were as follows:

Purchased options	$1,190,897
Written options	$(593,171)

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
 Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (unaudited):

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$173,236,413	$30	(1)	$-	(2)	$173,236,443
Exchange Traded Funds	4,418,024	-		-		4,418,024
Purchased Options	1,499,668					1,499,668
Money Market Funds	41,832,566	-		-		41,832,566
Total Long Investments in Securities	$220,986,671	$30		$-		$220,986,701

Securities Sold Short:
Common Stocks	$70,287,647	$-		$-		$70,287,647
Exchange Traded Funds	41,591,945	-		-		41,591,945
Total Securities Sold Short	$111,879,592	$-		$-		$111,879,592

Written Options	$511,959	$-		$-		$511,959

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Electronic Equipment, Instruments & Components	$30
$30

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Paper & Forest Products	$-
$-

Transfers out of Level 1 and into Level 2	$30

Transfers were made into Level 2 from Level 1 due to a decrease in market activity.
There were no transfers into or out of Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

Investments in
Securities, at value
Balance as of December 31, 2011	$-	(3)
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation	-
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of June 30, 2012	$-

Change in unrealized appreciation/depreciation during the
period for level 3 investments held at June 30, 2012	$-

(3) Amount is less than $ 0.50.

	Fair Value at	Valuation	Unobservable
Type of Security	6/30/2012	Techniques	Input	Range
Common stock	-	Consensus pricing	Third party & broker quoted inputs	NA

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has establised a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Adviser and the fund’s third party administrator, which report to the Valuation Committee. For third-party information, fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Trust. The Adviser develops valuation techiniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

Underlying Funds Trust
Market Neutral
Schedule of Investments
June 30, 2012 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 75.0%
Aerospace & Defense - 4.4%
BE Aerospace, Inc. (a)	2,900	$126,614
Exelis, Inc.	79,000	778,940
L-3 Communications Holdings, Inc.	8,100	599,481
Raytheon Co.	44,250	2,504,108
Total Aerospace & Defense		4,009,143

Airlines - 0.3%
Copa Holdings SA	2,950	243,316
Auto Components - 2.2%
American Axle & Manufacturing Holdings, Inc. (a)	190,100	1,994,149
Automobiles - 0.8%
Ford Motor Co.	81,000	776,790
Beverages - 0.2%
Monster Beverage Corp. (a)	2,700	192,240
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. (a)	2,750	273,075
Capital Markets - 0.5%
Affiliated Managers Group (a)	2,200	240,790
LPL Financial Holdings, Inc.	6,400	216,128
Total Capital Markets		456,918

Chemicals - 2.3%
Albemarle Corp.	2,400	143,136
Eastman Chemical Co.	3,450	173,776
Huntsman Corp.	77,350	1,000,909
PPG Industries, Inc.	2,500	265,300
RPM International, Inc.	8,400	228,480
Sigma-Aldrich Corp.	3,450	255,059
Total Chemicals		2,066,660

Commercial Banks - 0.5%
International Bancshares Corp.	12,500	244,000
Suntrust Banks, Inc.	11,050	267,742
Total Commercial Banks		511,742

Commercial Services & Supplies - 1.0%
Deluxe Corp.	9,750	243,165
Mine Safety Appliances Co.	6,100	245,464
Rollins, Inc.	11,500	257,255
Waste Connections, Inc.	6,000	179,520
Total Commercial Services & Supplies		925,404

Communications Equipment - 1.3%
F5 Networks, Inc. (a)	4,990	496,804
QUALCOMM, Inc.	12,853	715,655

Total Communications Equipment		1,212,459
Computers & Peripherals - 3.9%
Apple, Inc. (a)	4,964	2,898,976
Seagate Technology PLC	26,449	654,084
Total Computers & Peripherals		3,553,060

Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV	6,700	254,332
Construction Materials - 1.8%
Martin Marietta Materials, Inc.	20,250	1,596,105
Containers & Packaging - 0.2%
Packaging Corp. of America	7,000	197,680
Distributors - 0.2%
LKQ Corp. (a)	5,800	193,720
Diversified Financial Services - 0.2%
Moody’s Corp.	5,400	197,370
Electric Utilities - 0.4%
ITC Holdings Corp.	2,650	182,611
NV Energy, Inc.	11,650	204,807
Total Electric Utilities		387,418

Electrical Equipment - 0.5%
Acuity Brands, Inc.	3,700	188,367
Hubbell, Inc.	3,350	261,099
Total Electrical Equipment		449,466

Energy Equipment & Services - 1.8%
Weatherford International Ltd. (a)	132,100	1,668,423
Food & Staples Retailing - 0.2%
Whole Foods Market, Inc.	2,200	209,704
Food Products - 0.2%
The Hershey Co.	2,550	183,677
Gas Utilities - 0.3%
Questar Corp.	12,500	260,750
Health Care Equipment & Supplies - 1.2%
Covidien PLC	4,300	230,050
DENTSPLY International, Inc.	6,050	228,751
IDEXX Laboratories, Inc. (a)	2,250	216,292
ResMed, Inc. (a)	7,050	219,960
Thoratec Corp. (a)	5,400	181,332
Total Health Care Equipment & Supplies		1,076,385

Health Care Providers & Services - 1.1%
Aetna, Inc.	4,900	189,973
AMERIGROUP Corp. (a)	2,750	181,253
Henry Schein, Inc. (a)	2,550	200,150
WellCare Health Plans, Inc. (a)	4,400	233,200
WellPoint, Inc.	3,250	207,317
Total Health Care Providers & Services		1,011,893

Health Care Technology - 0.3%
Cerner Corp. (a)	3,200	264,512

Hotels, Restaurants & Leisure - 0.7%

Brinker International, Inc.	8,350	266,115
Chipotle Mexican Grill, Inc. (a)	500	189,975
The Cheesecake Factory, Inc. (a)	7,200	230,112
Total Hotels, Restaurants & Leisure		686,202

Household Durables - 0.2%
Tupperware Brands Corp.	2,750	150,590
Household Products - 0.2%
The Clorox Co.	2,950	213,757

Industrial Conglomerates - 1.8%
Danaher Corp.	31,175	1,623,594
Insurance - 0.5%
Lincoln National Corp.	12,000	262,440
Marsh & McLennan Cos., Inc.	5,750	185,322
Total Insurance		447,762

Internet Software & Services - 3.1%
Equinix, Inc. (a)	7,033	1,235,347
Facebook, Inc. (a)	12,585	391,645
Google, Inc. (a)	1,599	927,532
IAC/InterActiveCorp.	5,350	243,960
Total Internet Software & Services		2,798,484

IT Services - 4.2%
Alliance Data Systems Corp. (a)	1,850	249,750
Cognizant Technology Solutions Corp. (a)	20,519	1,231,140
DST Systems, Inc. (a)	4,700	255,257
FleetCor Technologies, Inc. (a)	5,200	182,208
Gartner, Inc. (a)	6,350	273,368
NeuStar, Inc. (a)	6,550	218,770
Teradata Corp. (a)	9,865	710,379
Total System Services, Inc.	8,450	202,208
VeriFone Systems, Inc. (a)	16,150	534,403
Total IT Services		3,857,483

Leisure Equipment & Products - 0.5%
Mattel, Inc.	6,800	220,592
Polaris Industries, Inc.	3,300	235,884
Total Leisure Equipment & Products		456,476

Life Science Tools & Services - 0.3%
Agilent Technologies, Inc.	4,600	180,504
Mettler-Toledo International, Inc. (a)	900	140,265
Total Life Science Tools & Services		320,769

Machinery - 2.6%
Cummins, Inc.	1,800	174,438
Dover Corp.	20,700	1,109,727
Graco, Inc.	4,350	200,448
Oshkosh Corp. (a)	41,400	867,330
Total Machinery		2,351,943

Media - 1.4%

AMC Networks, Inc. (a)	4,400	156,420
Charter Communications, Inc. (a)	3,500	248,045
DISH Network Corp.	6,100	174,155
Sirius XM Radio, Inc. (a)	373,524	691,019
Total Media		1,269,639

Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	4,800	258,240
Oil, Gas & Consumable Fuels - 18.4%
Approach Resources, Inc. (a)	42,075	1,074,596
Cabot Oil & Gas Corp.	4,600	181,240
Chesapeake Energy Corp.	52,500	976,500
Cobalt International Energy, Inc. (a)	10,050	236,175
Comstock Resources, Inc. (a)	64,495	1,059,008
Devon Energy Corp.	22,650	1,313,473
EQT Corp.	3,150	168,934
Exxon Mobil Corp.	30,100	2,575,657
HollyFrontier Corp.	57,222	2,027,375
Marathon Petroleum Corp.	25,150	1,129,738
PDC Energy, Inc. (a)	49,400	1,211,288
Pioneer Natural Resources Co.	11,350	1,001,184
QEP Resources, Inc.	41,750	1,251,248
Rex Energy Corp. (a)	109,000	1,221,890
SM Energy Co.	4,800	235,728
Suncor Energy, Inc.	40,250	1,165,237
Total Oil, Gas & Consumable Fuels		16,829,271

Personal Products - 0.4%
Herbalife Ltd.	3,600	173,988
The Estee Lauder Cos., Inc.	2,950	159,654
Total Personal Products		333,642

Pharmaceuticals - 0.2%
Medicis Pharmaceutical Corp.	5,400	184,410
Professional Services - 0.6%
Equifax, Inc.	5,600	260,960
The Corporate Executive Board Co.	6,450	263,676
Total Professional Services		524,636

Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	3,650	255,172
Apartment Investment & Management Co.	9,250	250,027
The Macerich Co.	4,100	242,105
UDR, Inc.	8,300	214,472
Ventas, Inc.	4,550	287,196
Total Real Estate Investment Trusts (REITs)		1,248,972

Semiconductors & Semiconductor Equipment - 3.5%
Avago Technologies Ltd.	5,450	195,655
Cypress Semiconductor Corp. (a)	58,786	777,151
Exar Corp. (a)	57,516	469,331
Integrated Device Technology, Inc. (a)	117,139	658,321
KLA-Tencor Corp.	4,100	201,925
Ultratech, Inc. (a)	17,713	557,960

Veeco Instruments, Inc. (a)	9,118	313,294
Total Semiconductors & Semiconductor Equipment		3,173,637

Software - 6.9%
Citrix Systems, Inc.	7,033	590,350
CommVault Systems, Inc. (a)	26,381	1,307,706
Fortinet, Inc. (a)	24,166	561,135
MICROS Systems, Inc. (a)	4,800	245,760
Nuance Communications, Inc. (a)	47,624	1,134,404
Parametric Technology Corp. (a)	7,550	158,248
Red Hat, Inc. (a)	25,019	1,413,073
Sourcefire, Inc. (a)	16,663	856,478
Total Software		6,267,154

Specialty Retail - 0.8%
ANN, Inc. (a)	8,150	207,743
Ltd. Brands, Inc.	5,400	229,662
PetSmart, Inc.	3,950	269,311
Total Specialty Retail		706,716

Tobacco - 0.2%
Lorillard, Inc.	1,500	197,925
Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	1,200	229,488
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	3,550	208,243
Telephone & Data Systems, Inc.	1	21
Total Wireless Telecommunication Services		208,264

TOTAL COMMON STOCKS (Cost $63,558,501)		$68,505,445

MONEY MARKET FUNDS - 13.5%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.16% (b)	12,318,288	12,318,288
TOTAL MONEY MARKET FUNDS (Cost $12,318,288)		12,318,288

Total Investments (Cost $75,876,789) - 88.5%		80,823,733

Other Assets in Excess of Liabilities - 11.5%		10,555,331
TOTAL NET ASSETS - 100.0%		$91,379,064

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	Rate shown is the seven day yield of June 30, 2012

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral
Securities Sold Short
June 30, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.3%
Aerospace & Defense - 4.2%
General Dynamics Corp.	17,600	$1,160,896
Huntington Ingalls Industries, Inc.	26,500	1,066,360
Northrop Grumman Corp.	18,970	1,210,096
Precision Castparts Corp.	1,250	205,613
Spirit Aerosystems Holdings, Inc.	9,500	226,385
Total Aerospace & Defense		3,869,350

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	3,550	207,782
Expeditors International of Washington, Inc.	5,650	218,937
Total Air Freight & Logistics		426,719

Auto Components - 2.4%
Borgwarner, Inc.	32,850	2,154,631
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	8,350	234,134
Biotechnology - 0.3%
United Therapeutics Corp.	4,750	234,555
Building Products - 0.3%
Lennox International, Inc.	5,700	265,791
Capital Markets - 1.0%
Eaton Vance Corp.	8,550	230,423
Lazard Ltd.	8,050	209,219
SEI Investments Co.	11,200	222,768
TD Ameritrade Holding Corp.	13,250	225,250
Teton Advisors, Inc.	6	80
Total Capital Markets		887,740

Chemicals - 2.0%
Air Products & Chemicals, Inc.	2,100	169,533
International Flavors & Fragrances, Inc.	3,150	172,620
Praxair, Inc.	2,250	244,643
The Dow Chemical Co.	38,900	1,225,350
Total Chemicals		1,812,146

Commercial Banks - 0.2%
Westamerica Bancorporation	4,650	219,434
Commercial Services & Supplies - 0.9%
Iron Mountain, Inc.	6,900	227,424
Stericycle, Inc.	2,900	265,843
The Brink’s Co.	6,600	152,988
Waste Management, Inc.	6,350	212,090

		858,345
Total Commercial Services & Supplies

Communications Equipment - 1.4%
Ciena Corp.	25,693	420,595
Telefonaktiebolaget LM Ericsson - ADR	38,179	348,574
Juniper Networks, Inc.	29,756	485,320
Total Communications Equipment		1,254,489

Computers & Peripherals - 0.7%
Western Digital Corp.	20,377	621,091
Consumer Finance - 0.3%
Green Dot Corp.	10,586	234,162
Netspend Holdings, Inc.	6,505	59,781
Total Consumer Finance		293,943

Containers & Packaging - 0.2%
Crown Holdings, Inc.	5,200	179,348

Diversified Consumer Services - 0.3%
Apollo Group, Inc.	7,150	258,759

Diversified Financial Services - 1.0%
IntercontinentalExchange, Inc.	1,850	251,563
Moody’s Corp.	13,925	508,959
MSCI, Inc.	5,550	188,811
Total Diversified Financial Services		949,333

Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.	9,750	215,963
Electrical Equipment - 0.2%
The Babcock & Wilcox Co.	7,600	186,200

Electronic Equipment, Instruments & Components - 0.5%
National Instruments Corp.	5,650	151,759
Tech Data Corp.	5,126	246,919
Total Electronic Equipment, Instruments & Components		398,678

Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	40,000	1,644,000
Dril-Quip, Inc.	3,100	203,329
Total Energy Equipment & Services		1,847,329

Food & Staples Retailing - 0.5%
Sysco Corp.	7,850	234,008
The Kroger Co.	9,900	229,581
Total Food & Staples Retailing		463,589

Food Products - 1.0%
Campbell Soup Co.	6,400	213,632
Kellogg Co.	4,950	244,184
McCormick & Co., Inc.	4,450	269,892

Tootsie Roll Industries, Inc.	9,250	220,705
Total Food Products		948,413

Gas Utilities - 0.1%
National Fuel Gas Co.	2,850	133,893
Health Care Equipment & Supplies - 0.8%
Becton Dickinson and Co.	3,200	239,200
Edwards Lifesciences Corp.	2,800	289,240
Masimo Corp.	9,600	214,848
Total Health Care Equipment & Supplies		743,288

Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc.	9,100	161,434
Cardinal Health, Inc.	5,650	237,300
Laboratory Corp. of America Holdings	2,550	236,155
Patterson Cos., Inc.	7,500	258,525
VCA Antech, Inc.	10,150	223,097
Total Health Care Providers & Services		1,116,511

Health Care Technology - 0.1%
athenahealth, Inc.	1,426	112,896
Hotels, Restaurants & Leisure - 0.2%
Darden Restaurants, Inc.	4,400	222,772
Household Durables - 0.2%
Zagg, Inc.	19,190	209,363
Insurance - 0.3%
Brown & Brown, Inc.	9,200	250,884
Internet & Catalog Retail - 0.8%
Amazon.com, Inc.	1,844	421,077
HomeAway, Inc.	14,175	308,165
Total Internet & Catalog Retail		729,242

Internet Software & Services - 1.1%
ExactTarget, Inc.	8,882	194,161
LogMeln, Inc.	8,266	252,278
Rackspace Hosting, Inc.	6,766	297,298
WebMD Health Corp.	12,148	249,155
Total Internet Software & Services		992,892

IT Services - 5.5%
Accenture PLC	9,227	554,450
Broadridge Financial Solutions, Inc.	7,200	153,144
EPAM Systems, Inc.	19,881	337,778
Global Payments, Inc.	6,000	259,380
Higher One Holdings, Inc.	21,982	268,620
iGATE Corp.	32,400	551,448
Infosys Ltd. - ADR	5,633	253,823
Jack Henry & Associates, Inc.	11,537	398,257
Lender Processing Services, Inc.	7,950	200,976
Mastercard, Inc.	888	381,938
Paychex, Inc.	7,350	230,864

SAIC, Inc.	42,789	518,603
ServiceSource International, Inc.	29,312	405,971
Syntel, Inc.	4,896	297,187
Wipro Ltd. - ADR	25,728	236,183
Total IT Services		5,048,622

Leisure Equipment & Products - 0.2%
Hasbro, Inc.	6,150	208,301
Life Sciences Tools & Services - 0.7%
Covance, Inc.	4,800	229,680
Techne Corp.	3,500	259,700
Waters Corp.	1,950	154,966
Total Life Sciences Tools & Services		644,346

Machinery - 6.3%
Caterpillar, Inc.	24,425	2,073,927
Eaton Corp.	28,000	1,109,640
Flowserve Corp.	1,850	212,288
Illinois Tool Works, Inc.	38,750	2,049,487
Joy Global, Inc.	2,250	127,642
PACCAR, Inc.	5,850	229,262
Total Machinery		5,802,246

Media - 1.6%
Cablevision Systems Corp.	9,300	123,597
DIRECTV	4,700	229,454
John Wiley & Sons, Inc.	5,550	271,895
Morningstar, Inc.	3,400	196,656
Omnicom Group, Inc.	4,100	199,260
Thomson Reuters Corp.	8,794	250,189
Virgin Media, Inc.	8,950	218,290
Total Media		1,489,341

Metals & Mining - 0.5%
Allied Nevada Gold Corp.	7,500	212,850
Southern Copper Corp.	6,300	198,513
Total Metals & Mining		411,363

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	10,400	214,968
Oil, Gas & Consumable Fuels - 13.5%
Carrizo Oil & Gas, Inc.	53,000	1,246,030
Chevron Corp.	12,600	1,329,300
Concho Resources, Inc.	2,350	200,032
Continental Resources, Inc.	22,700	1,512,274
Northern Oil and Gas, Inc.	103,100	1,643,414
Range Resources Corp.	24,750	1,531,283
Royal Dutch Shell PLC - ADR	28,578	1,927,015
Southwestern Energy Co.	6,050	193,176
Tesoro Corp.	24,700	616,512
Ultra Petroleum Corp.	8,000	184,560

Valero Energy Corp.	80,700	1,948,905
Total Oil, Gas & Consumable Fuels		12,332,501

Pharmaceuticals - 0.3%
Watson Pharmaceuticals, Inc.	3,450	255,265

Professional Services - 0.3%
Robert Half International, Inc.	8,000	228,560
Real Estate Investment Trusts (REITs) - 0.9%
Highwoods Properties, Inc.	4,700	158,155
Home Properties, Inc.	3,900	239,304
Plum Creek Timber Co., Inc.	5,600	222,320
Potlatch Corp.	6,700	213,998
Total Real Estate Investment Trusts (REITs)		833,777

Real Estate Management & Development - 0.2%
CBRE Group, Inc.	11,050	180,778
Road & Rail - 0.5%
Con-way, Inc.	6,050	218,465
Werner Enterprises, Inc.	8,100	193,509
Total Road & Rail		411,974

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc.	38,446	220,296
Aixtron SE - ADR	18,246	261,100
Analog Devices, Inc.	5,150	194,000
Broadcom Corp.	8,449	285,576
Freescale Semiconductor Ltd.	18,455	189,164
Intersil Corp.	34,809	370,716
Linear Technology Corp.	21,844	684,373
Silicon Laboratories, Inc.	6,200	234,980
SunPower Corp.	12,226	58,807
Texas Instruments, Inc.	10,549	302,651
Total Semiconductors & Semiconductor Equipment		2,801,663

Software - 3.5%
Citrix Systems, Inc.	2,550	214,047
FactSet Research Systems, Inc.	2,707	251,589
Informatica Corp.	11,012	466,468
Pegasystems, Inc.	10,669	351,864
QLIK Technologies, Inc.	15,988	353,655
Salesforce.com, Inc.	2,665	368,463
SAP AG - ADR	8,407	499,039
Solera Holdings, Inc.	4,200	175,518
Symantec Corp.	14,600	213,306
VMware, Inc.	3,203	291,601
Total Software		3,185,550

Specialty Retail - 1.3%
CarMax, Inc.	6,500	168,610
GameStop Corp.	12,817	235,320

Guess?, Inc.	6,800	206,516
Tiffany & Co.	3,100	164,145
Urban Outfitters, Inc.	7,650	211,064
Williams-Sonoma, Inc.	4,700	164,359
Total Specialty Retail		1,150,014

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.	6,750	187,177
Water Utilities - 0.3%
Aqua America, Inc.	11,200	279,552
TOTAL COMMON STOCKS (Proceeds $59,953,985)		$58,757,719

EXCHANGE TRADED FUNDS - 5.9%
Technology Select Sector SPDR Fund	187,421	5,388,354
TOTAL EXCHANGE TRADED FUNDS (Proceeds $5,041,436)		$5,388,354

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc.
0.000%, 12/31/2015	$6,100	5,311
TOTAL CORPORATE BONDS (Proceeds $6,100)		5,311

Total Securities Sold Short (Proceeds $65,001,521) - 70.2%		$64,151,384

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral
Options Written
June 30, 2012 (Unaudited)
		Fair
	Contracts	Value
Call Options
Groupon, Inc.
Expiration: October 2012, Exercise Price: $9.00	365	$82,125
Total Call Options		82,125

Total Options Written (Premiums received $69,655)		$82,125

The accompanying notes are an integral part of these financial statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012 (Unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments
Written Options			Written option contracts, at value	82,125
Total		$-		$82,125

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012 (Unaudited):

Amount of Realized Gain (Loss) on Derivatives

Derivatives
Equity Contracts
Purchased Options (Included with
Realized Gain (Loss) on Investments in
Unaffiliated Issuers)
Written Options	-
Total	$-

Change in Unrealized Appreciation (Depreciation) on Derivatives

Derivatives
Equity Contracts
Purchased Options (Included with
Unrealized Appreciation (Depreciation)
on Investments in Unaffiliated Issuers)
Written Options	$(12,470)
Total	$(12,470)

The average quarterly market value of purchased and written options during the period ended June 30, 2012 (Unaudited) were as follows:

Purchased options	$-
Written options	$(82,125)

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -
Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (unaudited):

Description	Level 1	Level 2		Level 3	Total
Common Stocks	$68,505,445	$-		$-	$68,505,445
Money Market Funds	12,318,288	-		-	12,318,288
Total Long Investments in Securities	$80,823,733	$-		$-	$80,823,733

Securities Sold Short:
Common Stocks	$58,757,639	$80	(1)	$-	$58,757,719
Exchange Traded Funds	5,388,354	-		-	5,388,354
Corporate Bonds	-	5,311			5,311
Total Securities Sold Short	$64,145,993	$5,391		$-	$64,151,384

Written Options	$82,125	$-		$-	$82,125

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Capital Markets	$80

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 3.1%
Auto Components - 0.0%
Dana Holding Corp.	4,638	$59,413
Building Products - 0.0%
Dayton Superior Corp. (Acquired 12/23/2009, Cost $0) (a) (j) (k)	2,804	0
Chemicals - 0.1%
LyondellBasell Industries NV	2,840	114,367
Rockwood Holdings, Inc. (a)	712	31,577
Total Chemicals		145,944

Commercial Banks - 0.0%
CIT Group, Inc. (a)	1,000	35,640
Commercial Services & Supplies - 0.0%
TMS International Corp. (a)	2,672	26,640
Communications Equipment - 0.3%
EchoStar Corp. (a)	3,584	94,689
Loral Space & Communications, Inc.	7,064	475,760
Total Communications Equipment		570,449

Diversified Telecommunication Services - 0.1%
Cincinnati Bell, Inc. (a)	4,021	14,958
Satmex Gp (Acquired 03/12/2012, Cost $15) (a) (j) (k)	8	17
Satmex Lp (Acquired 03/12/2012, Cost $150,000) (a) (j) (k)	75,000	168,750
Total Diversified Telecommunication Services		183,725

Electronic Equipment, Instruments & Components - 0.1%
Anixter International, Inc. (a)	4,425	234,746
Machinery - 0.1%
Wolverine Tube, Inc. (Acquired 3/31/2009 - 9/30/2010, Cost $590,877) (a) (j) (k)	6,862	171,550
Media - 0.3%
Cablevision Systems Corp.	8,140	108,180
DISH Network Corp.	1,200	34,260
Gray Television, Inc. (a)	57,443	84,441
Journal Communications, Inc. (a)	31,912	164,665
Nexstar Broadcasting Group, Inc. (a)	15,648	105,468
Total Media		497,014

Oil, Gas & Consumable Fuels - 0.3%
Pacific Rubiales Energy Corp. (a)	20,000	423,534
Sprott Resource Corp. (a)	10,000	38,994
Stallion Oilfield Holdings Ltd. (a) (k)	3,200	112,000
Total Oil, Gas & Consumable Fuels		574,528

Real Estate Investment Trusts (REITs) - 0.1%
FelCor Lodging Trust, Inc.	1,600	42,176
iStar Financial, Inc. (a)	9,100	58,695
Total Real Estate Investment Trusts (REITs)		100,871

Transportation Infrastructure - 1.3%
Dura Automotive Systems, Inc. (Acquired 06/25/2008-06/25/2009, Cost $2,328,446) (a) (j) (k)	9,420	2,174,003
Macquarie Infrastructure Co. LLC	2,500	83,225
Total Transportation Infrastructure		2,257,228

TOTAL COMMON STOCKS (Cost $4,721,434)		$4,857,748

EXCHANGE TRADED FUNDS - 0.2%
SPDR Gold Shares (a)	2,368	367,489
TOTAL EXCHANGE TRADED FUNDS (Cost $399,732)		$367,489

CONVERTIBLE PREFERRED STOCKS - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energy XXI Bermuda Ltd.	1,000	334,687
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $392,607)		$334,687

PREFERRED STOCKS - 0.3%
Building Products - 0.3%
Dayton Superior Corp. Preferred Units (Acquired 12/23/2009, Cost $454,916) (a) (j) (k)	3,115	454,916
Real Estate Investment Trusts (REITs) - 0.0%
Strategic Hotels & Resorts, Inc. (a)	675	16,503
TOTAL PREFERRED STOCKS (Cost $474,058)		$471,419

	Principal Amount
ASSET BACKED SECURITIES - 2.1%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4 Class 1A1, 0.365%, 05/25/2031 (b)	$204,273	174,861
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 4.515, Class 1AC, 4.515%, 02/25/2014	42,044	42,002
Countrywide Asset-Backed Certificates
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (b)	345,576	344,365
Equity One ABS, Inc.
Series 2002-4, Class B, 5.909%, 02/25/2033	17,703	7,567
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9, Class A3, 0.525%, 10/25/2035 (b)	57,041	56,193
GSAMP Trust
Series 2007-HE2 Class A2A, 0.365%, 03/25/2037 (b)	38,367	28,775
Indymac Manufactured Housing Contract
Series 1998-2 Class A4, 6.640%, 12/25/2027	64,357	64,270
Long Beach Mortgage Loan Trust
Series FLT, 0.795%, 06/25/2035 (b)	343,757	298,777
Morgan Stanley ABS Capital I
Series M-2, 0.745%, 07/25/2035 (b)	450,000	409,540
Park Place Securities, Inc.
Series 2005-WCW1, 0.695%, 05/25/2035 (b)	400,000	297,993
RAMP Trust
Series 2006-RS1, 0.472%, 02/25/2034 (b)	164,652	131,569
RASC Trust
Series 2005-KS10 Class 1A2, 0.492%, 11/25/2035 (b)	46,363	45,960
Securitized Asset Backed Receivables LLC Trust
Series 2005-FR3 Class M1, 0.950%, 04/25/2035 (b)	125,618	115,205
Specialty Underwriting & Residential Finance
Series M-2, 0.745%, 06/25/2036 (b)	300,000	191,737
Start CLO Ltd.

Series 2011-7, 15.468%, 06/09/2016 (Acquired 12/06/2011, Cost $1,000,000) (b)(c)(k)	1,000,000	1,031,630
Structured Asset Securities Corp.
Series M3, 0.675%, 05/25/2035 (b)	500,000	323,080
Series 2005-WF3 Class B1, 2.745%, 07/25/2035 (Acquired 06/24/2010, Cost $30,406) (b)(j)	106,817	7,920
TOTAL ASSET BACKED SECURITIES (Cost $3,397,805)		$3,571,444

MORTGAGE BACKED SECURITIES - 2.8%
American Home Mortgage Investment Trust
Series 2004-3, 2.547%, 10/25/2034 (b)	181,094	129,899
Banc of America Alternative Loan Trust
Series 2006-3, 6.000%, 04/25/2036	260,241	213,561
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR2, 0.453%, 06/19/2045 (b)	442,788	291,753
Fannie Mac REMICS
Series 2005-89, 6.455%, 10/25/2035 (b)	1,103,026	203,434
Fannie Mae Interest Strip
Series 343 Class 2, 4.500%, 10/01/2033	118,494	15,043
Fannie Mae REMICS
Series 2011-69, 5.000%, 05/25/2018	1,483,029	112,385
Series 2010-105 Class IO, 5.000%, 08/25/2020	212,140	21,601
Series 2011-124, 3.500%, 09/25/2021	650,102	52,856
Series 2010-29, 5.000%, 12/25/2021	1,617,305	151,714
Series 2008-86 Class IO, 4.500%, 03/25/2023	254,318	18,229
Series 2010-37, 5.000%, 04/25/2025	774,445	58,965
Series 2010-121, 5.000%, 10/25/2025	446,968	41,645
Series 2011-88, 3.500%, 09/25/2026	516,067	65,882
Series 2008-87, 7.405%, 07/25/2033 (b)	446,581	80,821
Series 2004-66 Class SE, 6.255%, 09/25/2034 (b)	213,247	39,883
Series 2005-65, 6.755%, 08/25/2035 (b)	242,261	49,779
Series 2007-75, 6.300%, 08/25/2037 (b)	313,209	50,355
Freddie Mac REMICS
Series 3685 Class EI, 5.000%, 03/15/2019	296,245	23,677
Series 3995, 3.500%, 02/15/2027	1,794,704	223,817
Series 3882, 5.000%, 06/15/2026	482,687	47,212
Series 3308, 6.952%, 03/15/2032 (b)	213,752	39,642
Series 2965, 5.863%, 05/15/2032 (b)	177,843	25,559
Series 3114, 6.310%, 02/15/2036 (b)	299,531	68,235
Government National Mortgage Association
Series 2011-167, 5.000%, 12/16/2020	998,307	94,687
Series 2011-145, 5.807%, 11/16/2041 (b)	634,668	134,669
Harborview Mortgage Loan Trust
Series FLT, 0.553%, 08/19/2045 (b)	282,751	190,517
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8 Class A3, 6.163%, 08/12/2049 (b)	750,000	824,615
RAMP Trust
Series M-4, 0.882%, 04/25/2035 (b)	300,000	125,345
Terwin Mortgage Trust
Series 2007-QHL1, 0.000%, 10/13/2038 (Acquired 10/22/2007, cost $529,354) (b) (j) (k)	549,687	0
Wachovia Bank Commercial Mortage Trust
Series 2006-C26, 6.011%, 06/15/2045 (b)	150,000	171,036
Series 2006-C29 Class A4, 5.308%, 11/15/2048	610,000	686,512
WaMu Mortgage Pass Through Certificates
Series 2005-AR18, 2.466%, 01/25/2036 (b)	137,230	118,864
Series 2007-HY6, 2.531%, 06/25/2037 (b) (h)	365,127	225,236
Series 2007-OA2 Class 1A, 0.847%, 03/25/2047 (b)	305,960	177,334

TOTAL MORTGAGE BACKED SECURITIES (Cost $5,339,336)		$4,774,762

CONVERTIBLE BONDS - 23.9%
Airlines - 0.4%
AirTran Holdings, Inc.
5.250%, 11/01/2016	590,000	754,463
Automobiles - 0.2%
Group 1 Automotive, Inc.
3.000%, 03/15/2020 (Acquired 06/13/2012, Cost $329,197)(c)	225,000	309,938
Biotechnology - 3.1%
BioMarin Pharmaceutical, Inc.
1.875%, 04/23/2017	350,000	714,000
Corsicanto Ltd.
3.500%, 01/15/2032 (Acquired 01/04/2012 through 05/01/2012, Cost $1,433,921) (c) (h)	1,125,000	2,029,219
Dendreon Corp.
2.875%, 01/15/2016	1,000,000	695,000
Gilead Sciences, Inc.
1.000%, 05/01/2014	450,000	559,125
Medivation, Inc.
2.625%, 04/01/2017	400,000	477,500
Onyx Pharmaceuticals, Inc.
4.000%, 08/15/2016	100,000	181,875
Savient Pharmaceuticals, Inc.
4.750%, 02/01/2018	500,000	162,500
Theravance, Inc.
3.000%, 01/15/2015	500,000	543,125
Total Biotechnology		5,362,344

Capital Markets - 0.3%
Jefferies Group, Inc.
3.875%, 11/01/2029 (Acquired 11/22/2011, cost $441,732) (c)	575,000	519,656
Communications Equipment - 0.9%
Ciena Corp.
4.000%, 03/15/2015 (Acquired 03/25/2010 through 04/20/2012, Cost $653,535)(c)	605,000	676,088
Ixia
3.000%, 12/15/2015 (Acquired 12/01/2010 through 12/09/2010, Cost $520,253) (c)	500,000	510,000
Nortel Networks Corp.
2.125%, 04/15/2014 (h)	320,000	316,800
Total Communications Equipment		1,502,888

Computers & Peripherals - 0.4%
SanDisk Corp.
1.500%, 08/15/2017	660,000	678,975
Consumer Finance - 0.3%
DFC Global Corp.
3.25%, 04/15/2017 (Acquired 06/29/2012, Cost $543,340) (c)	500,000	540,625
Diversified Consumer Services - 0.4%
School Specialty, Inc.
3.750%, 11/30/2026	1,000,000	748,750
Electrical Equipment - 0.3%
General Cable Corp.
4.500%, 11/15/2029	500,000	486,875
Electronic Equipment, Instruments & Components - 0.1%
Vishay Intertechnology, Inc.
2.250%, 06/01/2042 (Acquired 05/30/2012, Cost $170,000)(c)	170,000	159,375

Food & Staples Retailing - 0.1%
Spartan Stores, Inc.
3.375%, 05/15/2027	250,000	242,813
Health Care Equipment & Supplies - 1.9%
Hologic Inc
2.000%, 12/15/2037	500,000	526,250
Insulet Corp.
3.750%, 06/15/2016	1,000,000	1,111,250
Integra Lifesciences Holdings Corp.
1.625%, 12/15/2016 (Acquired 06/10/2011, Cost $500,000) (c) (k)	500,000	477,500
NuVasive, Inc.
2.750%, 07/01/2017	600,000	591,750
Volcano Corp.
2.875%, 09/01/2015	500,000	603,750
Total Health Care Equipment & Supplies		3,310,500

Health Care Providers & Services - 0.8%
Brookdale Senior Living, Inc.
2.750%, 06/15/2018	500,000	463,750
Lincare Holdings, Inc.
2.750%, 11/01/2037	725,000	997,781
Total Health Care Providers & Services		1,461,531

Hotels Restaurants & Leisure - 1.2%
Gaylord Entertainment Co.
3.750%, 10/01/2014 (Acquired 10/28/2009 through 12/10/2009, Cost $486,825)(c)	500,000	745,625
International Game Technology
3.250%, 05/01/2014 (Acquired 10/28/2009 through 04/06/2010, Cost $543,513) (c)	500,000	551,875
MGM Resorts International
4.250%, 04/15/2015	790,000	800,863
Total Hotels, Restaurants & Leisure		2,098,363

Household Durables - 0.6%
D.R. Horton, Inc.
2.000%, 05/15/2014	500,000	743,750
The Ryland Group, Inc.
1.625%, 05/15/2018	235,000	257,325
Total Household Durables		1,001,075

Insurance - 0.3%
Fidelity National Financial, Inc.
4.250%, 08/15/2018 (Acquired 07/27/2011, Cost $500,000)(c)	500,000	555,625
Internet & Catalog Retail - 0.3%
priceline.com, Inc.
1.000%, 03/15/2018 (Acquired 03/07/2012 through 04/10/2012, Cost $540,555)(c)	540,000	569,025
Internet Software & Services - 0.4%
DealerTrack Holdings, Inc.
1.500%, 03/15/2017 (Acquired 05/21/2012, Cost $642,169)(c)	620,000	654,100
IT Services - 0.3%
Alliance Data Systems Corp.
1.750%, 08/01/2013	335,000	580,388
Life Sciences Tools & Services - 0.8%
Affymetrix, Inc.
4.000%, 07/01/2019	500,000	500,000
Illumina, Inc.

0.250%, 03/15/2016 (Acquired 10/19/2011 through 06/05/2012, Cost $848,966)(c)	1,000,000	892,500
Total Life Sciences Tools & Services		1,392,500

Machinery - 1.1%
Chart Industries, Inc.
2.000%, 08/01/2018	500,000	615,625
Greenbrier Cos., Inc.
2.375%, 05/15/2026 (Acquired 01/21/2011, Cost $191,034) (c)	200,000	196,750
3.500%, 04/01/2018 (Acquired 03/30/2011 through 10/10/2011, Cost $1,687,165) (c) (k)	1,750,000	1,505,000
Navistar International Corp.
3.000%, 10/15/2014	650,000	606,125
Wabash National Corp.
3.375%, 05/01/2018	500,000	479,375
Total Machinery		3,402,875

Media - 0.4%
Virgin Media, Inc.
6.500%, 11/15/2016	500,000	747,500
Metals & Mining - 1.0%
Allegheny Technologies, Inc.
4.250%, 06/01/2014	230,000	265,938
Kaiser Aluminum Corp.
4.500%, 04/01/2015	500,000	618,750
Royal Gold, Inc.
2.875%, 06/15/2019	770,000	806,575
Total Metals & Mining		1,691,263

Oil, Gas & Consumable Fuels - 0.4%
Enercoal Resources Ltd.
9.250%, 08/05/2014	400,000	374,500
InterOil Corp.
2.750%, 11/15/2015	425,000	398,969
Total Oil, Gas & Consumable Fuels		773,469

Pharmaceuticals - 0.9%
Medicis Pharmaceutical Corp.
1.375%, 06/01/2017	185,000	183,381
Salix Pharmaceuticals, Ltd.
1.500%, 03/15/2019 (Acquired 05/17/2012 through 06/28/2012, Cost $360,281)(c)	350,000	374,500
Teva Pharmaceutical Finance Co., LLC
0.250%, 02/01/2026	240,000	250,200
The Medicines Co.
1.375%, 06/01/2017 (Acquired 06/06/2012, Cost $756,312)(c)	750,000	765,938
Total Pharmaceuticals		1,574,019

Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management, Inc.
4.000%, 02/15/2015	750,000	920,625
Road & Rail - 0.4%
Avis Budget Group, Inc.
3.500%, 10/01/2014	500,000	623,750
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015	1,000,000	1,008,750
Lam Research Corp.

1.250%, 05/15/2018	500,000	493,125
Micron Technology, Inc.
1.500%, 08/01/2031 (Acquired 07/21/2011, Cost $246,000) (c)	246,000	217,710
1.875%, 08/01/2031 (Acquired 07/28/2011 through 02/08/2012, Cost $548,414) (c)	600,000	536,250
2.375%, 05/01/2032 (Acquired 04/13/2012, Cost $499,489) (c)	500,000	460,625
Rudolph Technologies, Inc.
3.750%, 07/15/2016 (Acquired 07/20/2011, Cost $500,000)(c)	500,000	497,500
Xilinx, Inc.
3.125%, 03/15/2037	500,000	596,250
Total Semiconductors & Semiconductor Equipment		3,810,210

Software - 1.3%
Electronic Arts, Inc.
0.750%, 07/15/2016 (Acquired 08/25/2011, Cost $483,176)(c)	500,000	437,500
Mentor Graphics Corp.
4.000%, 04/01/2031 (Acquired 03/30/2011, Cost $502,395)(c)	500,000	533,125
Nuance Communications, Inc.
2.750%, 11/01/2031 (Acquired 11/07/2011, Cost $546,006)(c)	500,000	551,875
Symantec Corp.
1.000%, 06/15/2013	500,000	511,875
TIBCO Software, Inc.
2.250%, 05/01/2032 (Acquired 4/18/2012, Cost $300,015) (c)	300,000	291,375
Total Software		2,325,750

Textiles, Apparel & Luxury Goods - 0.3%
Iconix Brand Group, Inc.
2.500%, 06/01/2016 (Acquired 08/23/2011, Cost $472,607)(c)	500,000	481,875
Trading Companies & Distributors - 0.6%
Titan Machinery, Inc.
3.750%, 05/01/2019 (Acquired 04/18/2012 through 06/05/2012, Cost $1,022,106)(c)	1,000,000	995,000
Wireless Telecommunication Services - 1.1%
SBA Communications Corp.
4.000%, 10/01/2014	950,000	1,832,313
TOTAL CONVERTIBLE BONDS (Cost $39,910,010)		$42,108,458

CORPORATE BONDS - 41.0%
Airlines - 0.8%
American Airlines 2011-1 Class A Pass Through Trust
5.250%, 07/31/2021	218,434	226,625
American Airlines, Inc.
13.000%, 08/01/2016	219,781	232,968
Delta Air Lines 2010-2 Class A Pass Through Trust
4.950%, 05/23/2019	274,866	292,045
US Airways 2010-1 Class A Pass Through Trust
6.250%, 04/22/2023	467,721	491,107
US Airways 2011-1 Class A Pass Through Trust
7.125%, 10/22/2023	113,153	119,942
Total Airlines		1,362,687

Auto Components - 1.8%
Grupo Senda Autotransporte SA de CV
10.500%, 10/03/2015	1,150,000	1,167,250
Pittsburgh Glass Works, LLC
8.500%, 04/15/2016 (Acquired 04/08/2011 through 01/30/2012, Cost $985,472)(c)	1,000,000	920,000
Visteon Corp.

6.750%, 0/15/2019 (Acquired 04/05/2011 through 10/05/2011, Cost $948,847) (c)	1,000,000	972,500
Total Auto Components		3,059,750

Automobiles - 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.750%, 03/15/2020	250,000	277,813
Chrysler Group LLC / CG Co-Issuer, Inc.
8.000%, 06/15/2019	700,000	719,250
Total Automobiles		997,063

Beverages - 0.3%
Pernod-Ricard SA
2.950%, 01/15/2017 (Acquired 01/05/2012, Cost $499,165)(c)	500,000	506,123
Building Products - 0.9%
Allison Transmission, Inc.
7.125%, 05/15/2019 (Acquired 04/27/2011, Cost $505,560)(c)	500,000	521,250
Building Materials Corp. of America
6.750%, 05/01/2021 (Acquired 04/27/2011, Cost $504,006)(c)	500,000	535,000
Snoqualmie Entertainment Authority
9.125%, 02/01/2015 (Acquired 12/20/2011, Cost $485,686)(c)	500,000	501,875
Total Building Products		1,558,125

Capital Markets - 0.7%
Jefferies Group, Inc.
3.875%, 11/09/2015	300,000	294,750
MF Global Holdings Ltd.
6.750%, 08/08/2016 (h)	400,000	156,216
Morgan Stanley
4.750%, 03/22/2017	230,000	229,494
The Goldman Sachs Group, Inc.
3.300%, 05/03/2015	525,000	524,928
5.750%, 01/24/2022	100,000	105,560
Total Capital Markets		1,310,948

Commercial Banks - 1.4%
ABN Amro Bank NV
4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $299,706)(c)	300,000	305,445
Basell Finance Co. BV
8.100%, 03/15/2027 (Acquired 02/07/2012, Cost $333,195)(c)	297,000	354,173
BTA Bank JSC
10.750%, 07/01/2018 (h)	2,000,000	390,000
Nomos Bank
10.000%, 04/26/2019 (Acquired 04/20/2012, Cost $300,000) (c)	300,000	295,875
Promsvyaz Bank OJSC
11.250%, 07/08/2016	600,000	634,500
Cooperative Centrale Raiffeisen - Boerenleenbank BA
3.875%, 02/08/2022	350,000	356,032
Ukraine Issuance
13.000%, 07/30/2012	62,500	62,250
Total Commercial Banks		2,398,275

Commercial Services & Supplies - 1.%
BakerCorp. International, Inc.
8.250%, 06/01/2019 (Acquired 05/17/2011 through 08/30/2011, Cost $724,721)(c)	750,000	744,375
First Data Corp.

9.875%, 09/24/2015	1,250,000	1,265,625
International Lease Finance Corp.
8.625%, 09/15/2015(b)	750,000	828,750
The ADT Corp.
2.250%, 07/15/2017 (Acquired 06/27/2012, Cost $374,610)(c)	375,000	376,759
Total Commercial Services & Supplies		3,215,509

Communications Equipment - 1.6%
British Telecommunications PLC
2.000%, 06/22/2015	500,000	506,871
CommScope, Inc.
8.250%, 01/15/2019 (Acquired 09/16/2011, Cost $650,396)(c)	640,000	676,800
Monitronics International, Inc.
9.125%, 04/01/2020 (Acquired 04/24/2012 through 05/10/2012, Cost $500,313)(c)	500,000	480,000
Nortel Networks Ltd.
5.344%, 07/15/2011(b) (h)	320,000	332,800
10.750%, 07/15/2016 (h)	320,000	356,000
Telesat Canada / Telesat LLC
6.000%, 05/15/2017 (Acquired 05/18/2012, Cost $494,479)(c)	500,000	508,750
Total Communications Equipment		2,861,221

Construction & Engineering - 0.9%
K Hovnanian Enterprises, Inc.
10.625%, 10/15/2016	640,000	609,600
URS Corp.
3.850%, 04/01/2017 (Acquired 03/08/2012, Cost $499,310)(c)	500,000	493,765
Yuksel Insaat AS
9.500%, 11/10/2015	500,000	400,000
Total Construction & Engineering		1,503,365

Consumer Finance - 1.7%
Ally Financial, Inc.
4.625%, 06/26/2015	900,000	905,575
Discover Financial Services
6.450%, 06/12/2017	55,000	61,710
Hexion US Finance Corp.
6.625%, 04/15/2020 (Acquired 05/16/2012, Cost $514,864) (c)	500,000	512,500
Lehman Bros Hldg Inc Escrow Fr
3.950%, 11/10/2009	240,000	54,600
Lehman Bros Hldg Inc Escrow Fr
6.875%, 05/02/2018 (h)	2,880,000	669,600
SLM Corp.
6.250%, 01/25/2016	750,000	787,500
Total Consumer Finance		2,991,485

Diversifed Financial Services - 4.3%
Bank of America Corp.
5.875%, 02/07/2042	300,000	328,614
7.625%, 06/01/2019	250,000	293,970
Bunge Ltd. Finance Corp.
3.200%, 06/15/2017	750,000	751,661
Community Choice Financial, Inc.
10.750%, 05/01/2019 (Acquired 04/20/2011 through 04/25/2011, Cost $508,638)(c)	500,000	495,000
CKE, Inc.
10.500%, 03/14/2016 (Acquired 03/09/2011 through 03/14/2012, Cost $1,013,929)(c)	1,086,121	1,189,303

Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (Acquired 04/21/2010 through 02/11/2011, Cost $775,206)(c)	865,000	790,553
Ford Motor Credit Co. LLC
5.625%, 09/15/2015	500,000	543,428
4.250%, 02/03/2017	1,000,000	1,048,228
Hana Bank
3.500%, 10/25/2017 (Acquired 04/18/2012 through 05/14/2012, Cost $952,269)(c)	950,000	976,448
KKR Group Finance Co. LLC
6.375%, 09/29/2020 (Acquired 09/22/2010, Cost $298,752)(c)	300,000	325,217
Macquarie Bank Ltd.
5.000%, 02/22/2017 (Acquired 02/14/2012, Cost $299,802)(c)	300,000	305,551
Sidetur Finance BV
10.000%, 04/20/2016	322,875	272,829
UPCB Finance VI Ltd.
6.875%, 01/15/2022 (Acquired 01/31/2012, Cost $150,000)(c)	150,000	153,000
Total Diversifed Financial Services		7,473,802

Diversified Telecommunication Services - 3.0%
Centurylink, Inc.
7.650%, 03/15/2042	830,000	805,566
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020 (Acquired 02/29/2012, Cost $125,000) (c)	125,000	119,688
7.625%, 03/15/2020 (Acquired 02/29/2012, Cost $875,000) (c)	875,000	855,312
Intelsat Luxembourg SA
11.250%, 02/04/2017	852,000	877,560
Maxcom Telecomunicaciones SAB de CV
11.000%, 12/15/2014	800,000	472,000
11.000%, 12/15/2014	700,000	413,000
Satmex Escrow SA de CV
9.500%, 05/15/2017	500,000	522,500
9.500%, 05/15/2017 (Acquired 03/30/2012, Cost $113,122)(c)	111,000	115,995
West Corp.
7.875%, 01/15/2019	1,000,000	1,045,000
Total Diversified Telecommunication Services		5,226,621

Electrical Equipment - 0.5%
Elec De Caracas Elecar
8.500%, 04/10/2018	850,000	597,125
Emp Dis Nor Edenor
9.750%, 10/25/2022	400,000	142,000
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/2022	400,000	142,000
Total Electrical Equipment		881,125

Electronic Equipment, Instruments & Components - 0.9%
Kemet Corp.
10.500%, 05/01/2018	500,000	515,000
10.500%, 05/01/2018 (Acquired 03/22/2012, Cost $526,691)(c)	500,000	512,500
Sanmina-SCI Corp.
7.000%, 05/15/2019 (Acquired 04/26/2011, Cost $500,000)(c)	500,000	485,000
Total Electronic Equipment, Instruments & Components		1,512,500

Energy Equipment & Services - 0.6%
Global Geophysical Services, Inc.
10.500%, 05/01/2017	500,000	476,250

Helix Energy Solutions Group, Inc.
9.500%, 01/15/2016 (Acquired 04/12/2011, Cost $609,574)(c)	578,000	605,455
Total Energy Equipment & Services		1,081,705

Food & Staples Retailing - 0.3%
Delhaize Group SA
4.125%, 04/10/2019	500,000	483,758
Food Products - 0.2%
Kraft Foods Group, Inc.
1.625%, 06/04/2015 (Acquired 05/30/2012, Cost $374,029)(c)	375,000	378,967

Health Care Providers & Services - 0.5%
HCA, Inc.
7.500%, 02/15/2022	500,000	545,000
Tenet Healthcare Corp.
6.250%, 11/01/2018	250,000	264,375
Total Health care Provicers & Services		809,375

Hotels, Restaurants & Leisure - 2.4%
Ameristar Casinos, Inc.
7.500%, 04/15/2021 (Acquired 04/19/2012, Cost $257,393)(c)	250,000	267,500
Caesars Entertainment Operating Co., Inc.
10.750%, 02/01/2016	750,000	592,500
8.500%, 02/15/2020 (Acquired 02/09/2012 through 04/26/2012, Cost $342,000)(c)	342,000	344,565
Chester Downs & Marina LLC
9.250%, 01/15/2020 (Acquired 01/27/2012, Cost $800,000)(c)	800,000	834,000
CKE Restaurants, Inc.
11.375%, 07/15/2018	482,000	550,685
MGM Resorts International
6.750%, 04/01/2013	500,000	511,875
The River Rock Entertainment Authority
9.000%, 11/01/2018	1,691,000	1,082,240
Total Hotels, Restaurants & Leisure		4,183,365

Household Durables - 0.3%
Desarrolladora Homex SAB de CV
9.750%, 03/25/2020 (Acquired 02/02/2012 through 02/23/2012, Cost $502,622)(c)	500,000	525,000
Industrial Conglomerates - 0.0%
Industrias Unidas
8.750%, 03/26/2049 (h) (k)	38,000	0
Insurance - 0.4%
American International Group, Inc.
6.400%, 12/15/2020	265,000	299,841
MetLife, Inc.
6.400%, 12/15/2036 (b)	125,000	122,535
Protective Life Corp.
8.450%, 10/15/2039	165,000	198,618
Total Insurance		620,994

Leisure Equipment & Products - 0.2%
Eastman Kodak Co.
9.750%, 03/01/2018 (Acquired 10/21/2011 through 01/13/2012, Cost $366,293)(c)(h)	469,000	295,470
Machinery - 0.4%
Neff Rental LLC/Neff Finance Corp.
9.625%, 05/15/2016 (Acquired 05/06/2011, Cost $250,000)(c)	250,000	248,750

Trimas Corp.
9.750%, 12/15/2017	400,000	440,000
Total Machinery		688,750

Media - 0.8%
Cequel Communications Holdings
8.625%, 11/15/2017 (Acquired 03/30/2011 through 04/09/2012, Cost $790,096)(c)	750,000	808,125
Gray Television, Inc.
10.500%, 06/29/2015	250,000	260,000
Mediacom LLC / Mediacom Capital Corp.
7.250%, 02/15/2022 (Acquired 01/31/2012, Cost $250,000)(c)	250,000	254,375
Virgin Media Finance PLC
5.250%, 02/15/2022	84,500	86,401
Total Media		1,408,901

Metals & Mining - 2.6%
Aleris International, Inc.
7.625%, 02/15/2018	500,000	507,500
American Rock Salt Co. LLC/American Rock Capital Corp.
8.250%, 05/01/2018 (Acquired 04/15/2011, Cost $250,000)(c)	250,000	216,250
ArcelorMittal
4.500%, 02/25/2017	400,000	393,883
5.500%, 03/01/2021	220,000	208,234
Edgen Murray Corp.
12.250%, 01/15/2015 (h)	1,122,700	1,117,087
FMG Resources
8.250%, 11/01/2019 (Acquired 10/25/2011, Cost $503,524)(c)	500,000	530,000
Kaiser Aluminum Corp.
8.250%, 06/01/2020 (Acquired 02/02/2012, Cost $620,988) (c)	750,000	765,000
Ryerson, Inc.
12.000%, 11/01/2015	565,250	568,076
Thompson Creek Metals Co., Inc.
12.500%, 05/01/2019 (Acquired 05/08/2012, Cost $250,000) (c)	250,000	246,250
Total Metals & Mining		4,552,280

Oil, Gas & Consumable Fuels - 8.0%
Afren PLC
11.500%, 02/01/2016	800,000	852,000
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	1,000,000	852,500
ATP Oil & Gas Corp.
11.875%, 05/01/2015	500,000	232,500
Berau Capital Resources Pte Ltd.
12.500%, 07/08/2015 (Acquired 02/13/2012 through 06/25/2012, Cost $558,367)(c)	500,000	550,000
12.500%, 07/08/2015 (Acquired 03/22/2012, Cost $219,727) (c)	196,000	215,600
Calumet Specialty Products Partners LP / Calumet Finance Corp.
9.625%, 08/01/2020 (Acquired 06/21/2012, Cost $196,500)(c)	200,000	203,000
Chesapeake Energy Corp.
9.500%, 02/15/2015	500,000	538,750
Comstock Resources, Inc.
8.375%, 10/15/2017	500,000	482,500
Consol Energy, Inc.
8.250%, 04/01/2020	500,000	525,000
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017	1,175,000	1,257,250

EXCO Resources, Inc.
7.500%, 09/15/2018	250,000	216,250
Green Plains Renewable Energy, Inc.
5.750%, 11/01/2015	520,000	452,400
Linn Energy LLC
8.625%, 04/15/2020	500,000	538,750
McMoRan Exploration Co.
11.875%, 11/15/2014	500,000	513,750
Naftogaz Ukraine
9.500%, 09/30/2014	350,000	335,563
Northern Oil & Gas, Inc.
8.000%, 06/01/2020 (Acquired 05/15/2012, Cost $502,787)(c)	500,000	497,500
Oasis Petroleum, Inc.
6.875%, 01/15/2023	888,000	891,330
OSX Leasing BV
9.250%, 03/20/2015	700,000	698,950
Petrobakken Energy Ltd.
8.625%, 02/01/2020 (Acquired 01/25/2012, Cost $610,325)(c)	600,000	597,000
Petrohawk Energy Corp.
6.250%, 06/01/2019	400,000	447,588
Petroleos De Venzuela
5.000%, 10/28/2015	550,000	429,715
Phillips 66
4.300%, 04/01/2022 (Acquired 03/07/2012, Cost $349,171)(c)	350,000	368,188
Resolute Energy Corp.
8.500%, 05/01/2020 (Acquired 04/20/2012, Cost $253,267)(c)	250,000	248,125
Stone Energy Corp.
8.625%, 02/01/2017	1,000,000	1,015,000
Tristan Oil Ltd.
10.500%, 01/01/2012 (h) (k)	1,000,000	349,310
W & T Offshore, Inc.
8.500%, 06/15/2019 (Acquired 06/03/2011, Cost $250,000) (c)	250,000	258,125
Weatherford International Ltd./Bermuda
5.950%, 04/15/2042	285,000	299,793
Total Oil, Gas & Consumable Fuels		13,866,437

Paper & Forest Products - 0.8%
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (Acquired 06/20/2012 through 06/21/2012, Cost $603,750)(c)	600,000	607,500
8.375%, 06/15/2019 (Acquired 06/20/2012, Cost $100,000)(c)	100,000	100,125
Tembec Industries, Inc.
11.250%, 12/15/2018	750,000	748,125
Total Paper & Forest Products		1,455,750

Real Estate Management & Development - 0.4%
Realogy Corp.
11.500%, 04/15/2017	340,000	322,150
7.875%, 02/15/2019 (Acquired 06/08/2012, Cost $445,500)(c)	450,000	439,875
Total Real Estate Management & Development		762,025

Software - 0.1%
BMC Software, Inc.
4.250%, 02/15/2022	180,000	180,134
Specialty Retail - 1.4%
Brown Shoe Co., Inc.

7.125%, 05/15/2019 (Acquired 04/27/2011, Cost $496,245) (c)	500,000	491,875
Catalent Pharma Solutions, Inc.
9.500%, 04/15/2015	134,000	137,183
Grupo Famsa SA de CV
11.000%, 07/20/2015	250,000	248,750
Michaels Stores, Inc.
11.375%, 11/01/2016	500,000	531,255
Nebraska Book Co.
10.000%, 12/01/2012	1,100,000	651,750
The Gap, Inc.
5.950%, 04/12/2021	375,000	388,691
Total Specialty Retail		2,449,504

Wireless Telecommunication Services - 0.4%
Vimpelcom Ltd.
7.504%, 03/01/2022	750,000	704,580
TOTAL CORPORATE BONDS (Cost $73,293,468)		$71,305,594

FOREIGN GOVERNMENT NOTES/BONDS - 2.0%
Argentine Republic Government International Bond
4.383%, 12/15/2035(b)	3,300,000	330,000
Buenos Aires(prov)
11.750%, 10/05/2015	720,000	486,000
Export-Import Bank of Korea
5.000%, 04/11/2022	300,000	332,746
Indonesia Government International Bond
4.875%, 05/05/2021 (Acquired 04/27/2011, Cost $491,270)(c)	500,000	545,000
Inversiones Alsa Invals
8.000%, 08/18/2018	386,207	373,338
Petroleos Mexicanos
4.875%, 01/24/2022 (Acquired 01/17/2012, Cost $178,414)(c)	180,000	194,400
Poland Government International Bond
5.000%, 03/23/2022	295,000	321,993
Prov Vuenos Aire Buenos
10.875%, 01/26/2021 (Acquired 12/23/2011 through 06/25/2012, Cost $155,855) (c)	200,000	109,000
Provincia de Buenos Aires/Argentina
10.875%, 01/26/2021	200,000	109,000
Republic of Latvia
5.250%, 02/22/2017 (Acquired 02/14/2012, Cost $198,916)(c)	200,000	206,500
Russian Foreign Bond - Eurobond
3.250%, 04/04/2017 (Acquired 03/28/2012, Cost $398,629)(c)	400,000	402,496
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $3,244,864)		$3,410,473

BANK LOANS - 10.0%
Alixpartners Term Loan B 2nd Lien
05/29/2019, 6.50% (b)	1,205,000	1,189,335
Asurion Corp. Term Loan 2nd Lien
06/08/2017, 9.00% (b)	87,000	88,523
Asurion Corp. Term Loan
08/16/2019, 11.00% (b)	1,210,000	1,252,350
Attachemate Term Loan 2nd Lien
10/31/2018, 11.00% (b)	1,021,000	994,198
Autoparts Holdings Limited Term Loan
07/28/2017, 6.50% (b)	204,000	196,095

Autoparts Term Loan 2nd Lien
01/26/2018, 10.50% (b)	152,000	131,226
Claires Stores Term Loan B 1st Lien
05/29/2014, 4.00% (b)	356,000	337,385
Consolidated Container Term Loan B 1st Lien
06/28/201, 6.255% (b)	640,000	639,398
Diversified Machine, Inc. Term Loan 1st Lien
12/01/2017, 9.25% (b)	288,046	267,883
Encompass Digital Term Loan B
02/10/2018, 8.00% (b)	295,260	293,046
Endurance International Term Loan B
04/19/2018, 7.75% (b)	680,000	671,500
Ennis-Flint Term Loan 2nd Lien
09/30/2018, 10.25% (b)	307,700	304,623
Expert Global Term Loan 1st Lien
04/02/2018, 8.00% (b)	66,690	420,927
Ferrara Candy Co. Term Loan B 1st Lien
06/08/2017, 7.50% (b)	582,000	579,270
Granite Broadcasting Term Loan 1st Lien
05/23/2018, 8.50% (b)	613,000	603,805
Harrahs Term Loan B
10/31/2016, 9.50% (b)	1,094,708	1,107,023
01/28/2018, 5.49% (b)	73,650	65,479
Houghton Mifflin Dip Term Loan 1st Lien
06/01/2018, 7.25% (b)	1,068,000	1,061,774
Infonxx Term Loan 2nd Lien
11/28/2013, 5.66% (b)	589,856	545,617
Istar Term Loan 2nd Lien
03/15/2017, 7.00% (b)	720,800	718,097
Lightsquared Term Loan B
10/01/2014, 12.00% (b) (h)	356,000	240,745
Mohegan Tribal Gaming Term Loan B
02/28/2016, 9.00% (b)	676,000	676,000
North American Bancard Term Loan 1st Lien
04/24/2018, 7.00% (b)	406,000	404,478
Oceania Cruises Term Loan 2nd Lien
04/27/2014, 5.75% (b)	223,000	197,727
Oceania Cruises Term Loan B
04/27/2013, 2.75% (b)	505,000	477,543
04/27/2015, 6.00% (b)	286,000	268,603
Plato Learning Term Loan 2nd Lien
05/09/2019, 11.25% (b)	1,020,000	1,004,700
Proquest Term Loan 1st Lien
04/12/2018, 6.00% (b)	452,366	448,408
Rocket Software Term Loan 2nd Lien
02/07/2019, 9.22% (b)	259,000	257,920
Schaeffler Term Loan
02/14/2017, 6.00% (b)	173,000	172,690
Schrader Term Loan 2nd Lien
04/26/2018, 10.50% (b)	408,000	406,980
Tank Term Loan B
06/28/2019, 6.75% (b)	1,876,000	1,851,378
Travelport Term Loan B
11/22/2015, 11.00% (b)	178,000	175,686
Tribune Co. Term Loan B 1st Lien

06/04/2014, 5.25% (b) (h)	1,212,000	802,805
Vertafore, Inc. Term Loan 2nd Lien
10/29/2017, 9.75% (b)	250,000	248,333
Walter Investment Management Corp. Term Loan 1st Lien
06/17/2016, 7.75% (b)	462,500	464,234
Walter Investment Management Corp. Term Loan B 2nd Lien
12/17/2016, 12.50% (b)	250,000	250,938
Wireco Term Loan B
1/28/2017, 6.00% (b)	388,000	387,030
Zayo Group Term Loan B 1st Lien
06/15/2019, 7.13% (b)	651,000	652,510
TOTAL BANK LOANS (Cost $20,617,836)		$20,856,262

OTHER SECURITIES - 0.4%
Lehman Swap Termination Claim (f) (k)	2,031,150	558,566
PTMH Halcyon (Acquired 2/10/2010, cost $981,376) (a) (j) (k)	9,398	715,399

	Principal
SlavInvestBank Loan Participation Notes	Amount
12/31/2012, 9.88% (h) (k)	$45,000	0
TOTAL OTHER SECURITIES (Cost $2,007,752)		$1,273,965

PURCHASED OPTIONS - 0.2%
	Contracts
Call Options - 0.0%
Eastman Kodak Co.
Expiration January 2013, Exercise Price: $2.50	125	62

Put Options - 0.2%
ATP Oil & Gas Corp.
Expiration January 2013, Exercise Price: $5.00	455	142,187
Expiration January 2014, Exercise Price: $5.00	70	26,075
iShares Russell 2000 Index Fund
Expiration September 2012, Exercise Price: $71.00	650	96,200
Total Put Options		264,462

TOTAL PURCHASED OPTIONS (Cost $252,252)		$264,524

	Principal
	Amount
U.S. GOVERNMENT AGENCY ISSUES - 0.3%
Freddie Mac Discount Notes
0.000%, 10/01/2012 (e)	$370,000	369,916
0.000%, 11/19/2012 (e)	130,000	129,944
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $499,782)		$499,860

MONEY MARKET FUNDS - 11.6%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio	Shares
0.16% (b)	20,170,236	20,170,236
TOTAL MONEY MARKET FUNDS (Cost $20,170,236)		$20,170,236

Total Investments (Cost $174,721,172) - 100.2%		174,266,921

Liabilities in Excess of Other Assets - (0.2)%	(412,138)
TOTAL NET ASSETS - 100.0%	$173,854,783

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at June 30, 2012.
(c)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2012, the market value of these securities total $45,450,577 which represents 26.1% of total net assets.

(d)	The rate shown is the seven day yield as of June 30, 2012.
(e)	Zero coupon bond. Effective yield is listed.
(f)	Represents swap termination claims from the Lehman bankruptcy.
(g)
Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgages. A rapid (slow) rate of principal repayments may have a adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgages at June 30, 2012.

(h)	Default or other conditions exist and security is not presently accruing income.
(i)	All or a portion of the shares have been committed as collateral for futures.
(j)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2012, the market value of these securities total $3,692,555 which represents 2.1% of total net assets.

(k)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). At June 30, 2012, the market value of these securities total $7,718,641 which represents 4.4% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Securities Sold Short
June 30, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 11.5%
Airlines - 0.1%
Southwest Airlines Co.	19,256	$177,540
Auto Components - 1.3%
Dana Holding Corp.	45,146	578,320
Lear Corp.	8,235	310,707
Magna International, Inc.	7,779	306,959
Tenneco, Inc.	22,708	609,029
TRW Automotive Holdings Corp.	9,681	355,874
Total Auto Components		2,160,889

Biotechnology - 1.8%
Amarin Corp. PLC - ADR	110,690	1,600,577
BioMarin Pharmaceutical, Inc.	16,030	634,467
Gilead Sciences, Inc.	5,000	256,400
Medivation, Inc.	2,640	241,296
Onyx Pharmaceuticals, Inc.	2,270	150,842
Savient Pharmaceuticals, Inc.	17,279	9,332
Theravance, Inc.	7,730	171,761
Total Biotechnology		3,064,675

Capital Markets - 0.0%
Jefferies Group, Inc.	4,575	59,429
Commercial Services & Supplies - 0.0%
School Specialty, Inc.	22,029	71,815
Communications Equipment - 0.2%
Ciena Corp.	10,100	165,337
Ixia	14,207	170,768
Total Communications Equipment		336,105

Computers & Peripherals - 0.2%
SanDisk Corp.	7,590	276,883
Construction Materials - 0.1%
Texas Industries, Inc.	5,285	206,168
Consumer Finance - 0.2%
DFC Global Corp.	16,400	302,252
Electrical Equipment - 0.2%
General Cable Corp.	12,250	317,765
Electronic Equipment, Instruments & Components - 0.1%
Vishay Intertechnology, Inc.	12,955	122,166
Health Care Equipment & Supplies - 0.7%
Hologic, Inc.	14,200	256,168
Insulet Corp.	19,940	426,118
Integra LifeSciences Holdings Corp.	3,360	124,925
NuVasive, Inc.	5,400	136,944

Volcano Corp.	9,280	265,872
Total Health Care Equipment & Supplies		1,210,027

Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.	11,600	205,784
Lincare Holdings, Inc.	11,100	377,622
Total Health Care Providers & Services		583,406

Hotels, Restaurants & Leisure - 0.5%
Gaylord Entertainment Co.	13,675	527,308
International Game Technology	8,000	126,000
MGM Resorts International	15,000	167,400
Total Hotels, Restaurants & Leisure		820,708

Household Durables - 0.3%
D.R. Horton, Inc.	27,500	505,450
The Ryland Group, Inc.	3,280	83,902
Total Household Durables		589,352

Insurance - 0.2%
Fidelity National Financial, Inc.	17,648	339,900
Internet & Catalog Retail - 0.1%
priceline.com, Inc.	285	189,388
Internet Software & Services - 0.2%
DealerTrack Holdings, Inc.	12,455	375,020
IT Services - 0.2%
Alliance Data Systems Corp.	2,900	391,500
Life Sciences Tools & Services - 0.2%
Affymetrix, Inc.	74,570	349,733
Illumina, Inc.	710	28,677
Total Life Sciences Tools & Services		378,410

Machinery - 0.5%
Chart Industries, Inc.	5,070	348,613
Greenbrier Cos., Inc.	18,117	318,497
Navistar International Corp.	3,800	107,806
Wabash National Corp.	25,600	169,472
Total Machinery		944,388

Media - 0.3%
Virgin Media, Inc.	21,850	532,922
Metals & Mining - 0.4%
Allegheny Technologies, Inc.	2,915	92,959
Kaiser Aluminum Corp.	6,200	321,408
Royal Gold, Inc.	4,110	322,224
Total Metals & Mining		736,591

Oil, Gas & Consumable Fuels - 0.3%
Energy XXI Bermuda Ltd.	8,040	251,572
Green Plains Renewable Energy, Inc.	15,630	97,531
InterOil Corp.	2,350	163,795
Total Oil, Gas & Consumable Fuels		512,898

Pharmaceuticals - 0.3%
Medicis Pharmaceutical Corp.	1,350	46,102
Salix Pharmaceuticals Ltd.	3,750	204,150
Teva Pharmaceutical Industries Ltd. - ADR	1,950	76,908
The Medicines Co.	11,140	255,552
Total Pharmaceuticals		582,712

Road & Rail - 0.2%
Avis Budget Group, Inc.	20,000	304,000
Semiconductors & Semiconductor Equipment - 0.8%
Lam Research Corp.	3,500	132,090
Micron Technology, Inc.	91,670	578,438
Rudolph Technologies, Inc.	30,570	266,570
Xilinx, Inc.	12,550	421,304
Total Semiconductors & Semiconductor Equipment		1,398,402

Real Estate Investment Trusts (REITs) - 0.1%
Annaly Capital Management, Inc.	12,267	205,840
Software - 0.4%
Electronic Arts, Inc.	6,500	80,275
Mentor Graphics Corp.	12,600	189,000
Nuance Communications, Inc.	8,515	202,827
Symantec Corp.	6,960	101,686
TIBCO Software, Inc.	3,000	89,760
Total Software		663,548

Specialty Retail - 0.2%
Group 1 Automotive, Inc.	5,650	257,697
Textiles, Apparel & Luxury Goods - 0.1%
Iconix Brand Group, Inc.	4,500	78,615
Trading Companies & Distributors - 0.3%
Titan Machinery, Inc.	15,230	462,535
Wireless Telecommunication Services - 0.7%
SBA Communications Corp.	22,100	1,260,805
TOTAL COMMON STOCKS (Proceeds $18,804,016)		$19,914,351

EXCHANGE TRADED FUNDS - 1.6%
iShares iBoxx $ High Yield Corporate Bond Fund	1,068	97,423
iShares iBoxx Investment Grade Corporate Bond Fund	16,500	1,941,390
SPDR S&P 500 ETF Trust	3,525	480,352
SPDR S&P Retail ETF Trust	4,000	236,120
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,569,566)		$2,755,285

Principal Amount
CONVERTIBLE BONDS - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Anixter International, Inc.	$500,000	526,250
1.000%, 02/15/2013

Leisure Equipment & Products - 0.0%
Eastman Kodak Co.	96,100	14,415
7.000%, 04/01/2017
TOTAL CONVERTIBLE BONDS (Proceeds $616,917)		540,665

CORPORATE BONDS - 1.4%
Media - 0.4%
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019	500,000	471,250
Lamar Media Corp.
7.875%, 04/15/2018	250,000	275,000
Total Media		746,250

Metals & Mining - 0.3%
United States Steel Corp.
	470,000	464,125
Oil, Gas & Consumable Fuels - 0.1%
James River Coal Co.
7.875%, 04/01/2019	126,300	63,781
Specialty Retail - 0.2%
Best Buy Co., Inc.
5.500%, 03/15/2021	356,000	326,832
Construction & Engineering - 0.2%
K Hovnanian Enterprises, Inc.
8.625%, 01/15/2017	640,000	416,000
Wireless Telecommunication Services - 0.2%
Nokia Corp.
5.375%, 05/15/2019	485,000	381,937
TOTAL CORPORATE BONDS (Proceeds $2,325,148)		2,398,925

FOREIGN GOVERNMENT NOTES/BONDS - 0.2%
Kingdom of Spain
5.500%, 04/30/2021	301,000	358,305
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $402,105)		358,305

Total Securities Sold Short (Proceeds $24,717,752) - 15.0%		$25,967,531

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Options Written
June 30, 2012 (Unaudited)

	Contracts	Fair Value
Call Options
Loral Space & Communications, Inc.
Expiration: July 2012, Exercise Price: $66.40	10	$1,890
Total Call Options		$1,890

Put Options
iShares Russell 2000 Index Fund
Expiration: September 2012, Exercise Price: $60.00	650	22,100
Loral Space & Communications, Inc.
Expiration: October 2012, Exercise Price: $66.40	16	4,784
Total Put Options		$26,884
Total Options Written (Premiums received $79,816)		$28,774

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Futures Contracts
June 30, 2012 (Unaudited)

	Expiration Month	Contracts	Underlying Notional Amount at Market Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS PURCHASED
5YR Swap	September 2012	(88)	$(10,066,375)	$(31,041)
10YR Swap	September 2012	(60)	(7,178,438)	(32,955)
90 DAY EURO $	September 2012	(10)	(2,488,000)	(18,650)
90 DAY EURO $	March 2013	(11)	(2,735,563)	(55,412)
90 DAY EURO $	June 2013	(21)	(5,221,125)	(117,075)
90 DAY EURO $	September 2013	(11)	(2,734,325)	(66,962)
90 DAY EURO $	December 2012	(11)	(2,736,113)	(49,775)
90 DAY EURO $	December 2013	(10)	(2,485,000)	(65,875)
90 DAY EURO $	March 2014	(5)	(1,242,125)	(34,813)
US 10YR Note	September 2012	(26)	(3,467,750)	4,966
US 2YR Note	September 2012	(54)	(11,890,125)	4,928
US Long Bond	Sepetember 2012	(14)	(2,071,563)	(9,879)
TOTAL FUTURES CONTRACTS PURCHASED				(472,543)
SHORT FUTURES CONTRACTS
US 5YR Note	September 2012	76	9,421,625	15,247
TOTAL SHORT FUTURES CONTRACTS				$15,247

TOTAL FUTURES CONTRACTS				$(457,296)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Swap Contracts
June 30, 2012 (Unaudited)

						Moody’s Rating	Maximum		Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	of Reference	Potential	Paid	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	Future Payment	(Received)	(Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

Goldman Sachs & Co.	Capital One Financial Corp.	Buy	1.00%	12/20/2016	(2,000,000)	A3	(2,000,000)	16,806	$(37,700)

Goldman Sachs & Co.	J.C. Penney Co., Inc.	Buy	1.00%	6/20/2016	(2,000,000)	Ba1	(2,000,000)	55,559	309,974

Goldman Sachs & Co.	Kimco Realty Corp.	Buy	1.00%	6/20/2016	(2,250,000)	Baa1	(2,250,000)	26,632	(12,381)

Goldman Sachs & Co.	Markit CDX.EM.17	Buy	5.00%	6/20/2017	(3,000,000)	Baa3	(3,000,000)	(334,945)	39,204

Goldman Sachs & Co.	Markit CDX.NA.HY.18	Buy	5.00%	6/20/2016	(5,940,000)	B1	(5,940,000)	148,247	51,746

Goldman Sachs & Co.	Mohawk Industries, Inc.	Buy	1.00%	6/20/2017	(2,000,000)	Ba1	(2,000,000)	68,672	(20,079)

Goldman Sachs & Co.	Markit CDX.NA.HY.18	Buy	5.00%	6/20/2016	(990,000)	B1	(990,000)	56,428	(23,095)

Goldman Sachs & Co.	Markit CDX.NA.HY.18	Buy	5.00%	12/20/2016	(1,980,000)	B1	(1,980,000)	96,457	(29,793)

Nomura	China Dev. Bank Corp.	Buy	1.00%	3/20/2017	(1,000,000)	Aa3	(1,000,000)	88,990	(50,541)

Nomura	State of Israel	Buy	1.00%	6/20/2017	(3,000,000)	A1	(3,000,000)	126,392	(32,047)

Total Credit Default Swap Buy Contracts									195,288

CREDIT DEFAULT SWAP SELL CONTRACTS

Nomura	Argentine Republic	Sell	5.00%	3/20/2017	(1,000,000)	Aaa	(1,000,000)	(107,860)	(142,176)

Goldman Sachs & Co.	Markit CMAA4.18	Sell	0.35%	2/17/2051	1,000,000	Aaa	1,000,000	(131,047)	43,606

Goldman Sachs & Co.	Markit CMAA4.19	Sell	0.35%	2/17/2051	1,500,000	Aaa	1,500,000	(102,450)	(28,713)

Goldman Sachs & Co.	Markit CDX.NA.IG.17	Sell	0.50%	10/12/2052	2,000,000	Aa2	2,000,000	(167,397)	7,565

Total Credit Default Swap Sell Contracts									(119,718)

Total Credit Default Swap Contracts									$75,570

The accompanying notes are an integral part of these financial statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012 (Unaudited):

	Assets			Liabilities
Derivatives	Description		Fair Value	Description		Fair Value
Equity Contracts:
Purchased Options	Investments		$264,524
				Written option
Written Options				contracts, at value		$28,774
Total			$264,524			$28,774
Interest Rate Contracts:

Futures contracts	Receivable for variation margin on futures	*	$25,141	Payable for variation margin on futures	*	$(482,437)
Credit Contracts:

Swap Contracts	Swap payments paid/Net unrealized gain/loss on swap contracts	**	1,136,278	Swap payments received/Net unrealized gain/loss on swap contracts	**	(1,220,224)
Total			$1,161,419			$(1,702,661)

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule.

** Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

The effect of derivative instruments on the Statement of Operations for the year ended June 30, 2012 (Unaudited):

Amount of Realized Gain (Loss) on Derivatives

Derivatives
Equity Contracts:

Purchased Options (Included with
Realized Gain (Loss) on Investments in
Unaffiliated Issuers)	$(1,224)
Written Options	218
Total	$(1,006)
Interest Rate Contracts:
Futures contracts	$(722,701)
Credit Contracts:
Swap contracts	(578,141)
Total	$(1,300,842)

Change in Unrealized Appreciation (Depreciation) on Derivatives

Derivatives
Equity Contracts:

Purchased Options (Included with
Unrealized Appreciation (Depreciation)
on Investments in Unaffiliated Issuers)	$83,038
Written Options	(105,235)
Total	$(22,197)
Interest Rate Contracts:
Futures contracts	$102,971
Credit Contracts:
Swap contracts	(66,335)
Total	$36,636

The average quarterly market value of purchased and written options during the period ended June 30, 2012 (Unaudited) were as follows:

Purchased options	$227,889
Written options	$(44,316)

The average quarterly notional amount of futures and swaps during the period ended June 30, 2012 (Unaudited) were as follows:

Futures	$63,245,050
Swaps	$37,205,000

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (Unaudited):

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$2,231,428	$-	$2,626,320	(1)	$4,857,748
Exchange Traded Funds	367,489	-	-		367,489
Convertible Preferred Stocks	-	334,687	-		334,687
Preferred Stocks	16,503	-	454,916		471,419
Asset Backed Securities	-	2,539,814	1,031,630		3,571,444
Mortgage Backed Securities	-	4,774,762	-		4,774,762
Convertible Bonds	-	40,125,958	1,982,500		42,108,458
Corporate Bonds	-	70,956,284	349,310		71,305,594
Foreign Government Notes/Bonds	-	3,410,473	-		3,410,473
Bank Loans	-	20,856,262	-		20,856,262
Other Securities	-	-	1,273,965		1,273,965
Purchased Options	264,524	-	-		264,524
U.S. Government Agency Issues	-	499,860	-		499,860
Money Market Funds	20,170,236	-	-		20,170,236
Total Investments in Long Securities	$23,050,180	$143,498,100	$7,718,641		$174,266,921

Securities Sold Short:
Common Stocks	$19,914,351	$-	$-		$19,914,351
Exchange Traded Funds	2,755,285	-	-		2,755,285
Convertible Bonds	-	540,665	-		540,665
Corporate Bonds	-	2,398,925	-		2,398,925
Foreign Government Notes/Bonds	-	358,305	-		358,305
Total Securities Sold Short	$22,669,636	$3,297,895	$-		$25,967,531

Written Options	$28,774	$-	$-		$28,774

Other Financial Instruments*
Futures Contracts Purchased	$(472,543)	$-	$-		$(472,543)
Short Futures Contracts	15,247	-	-		15,247
Credit Default Swap Buy Contracts	-	195,288	-		195,288
Credit Default Swap Sell Contracts	-	(119,718)	-		(119,718)
Total Other Financial Instruments	$(457,296)	$75,570	$-		$(381,726)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Diversified Telecommunication Services	$168,767
Machinery	171,550
Oil, Gas & Consumable Fuels	112,000
Transportation Infrastructure	2,174,003
$2,626,320

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.

There were no transfers into or out of Levels 1, 2, or 3 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities, at value

Balance as of December 31, 2011	$11,117,241
Accrued discounts/premiums	825
Realized gain (loss)	337,203
Change in unrealized depreciation	(576,847)
Purchases	2,825,422
(Sales)	(5,985,203)
Transfer in and/or out of Level 3	-
Balance as of June 30, 2012	$7,718,641

Change in unrealized appreciation/depreciation during the
period for level 3 investments held at June 30, 2012	$(822,660)

Transfers between levels are recognized at the end of the reporting period.

	Fair Value at	Valuation	Unobservable
Type of Security	6/30/2012	Techniques	Input	Range
		Market
		comparable
Common Stocks	$2,174,003	companies	EBITDA multiple	4x - 8x

			Revenue multiple	0.5x - 2x

			Discount for lack
			of marketability	25% - 35%

			Third party &
			broker quoted
	452,317	Consensus pricing	inputs	NA

			Third party &
			broker quoted
Convertible Bonds	1,982,500	Consensus pricing	inputs	NA

			Third party &
			broker quoted
Corporate bonds	1,380,940	Consensus pricing	inputs	NA

			Third party &
			broker quoted
Preferred stock	454,916	Consensus pricing	inputs	NA

		Third party
Limited partnership	715,399	valuation	NA	NA

			Third party &
			broker quoted
Escrow	558,566	Consensus pricing	inputs	NA

		Discounted cash	Probability of
		flow	default	0% - 10%

The significant unobservable inputs used in the fair value measurement of the Trust’s limited partnership interests are future cash flows and discount rates used by the third party valuation firm engaged to value the security. Significant decreases in the expected future cash flows, or increases in the discount rate used, would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Trust’s commons stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Adviser and the fund’s third party administrator, which report to the Valuation Committee. For third-party information, fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Trust. The Advisor develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

Underlying Funds Trust
Managed Futures Strategies
Schedule of Investments
June 30, 2012
(Consolidated) (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 54.1%
Fidelity Institutional Government Portfolio
0.01% (a) (b)	781	$781
Fidelity Institutional Money Market Portfolio
0.18% (a) (b)	4,909,480	4,909,480
First American Treasury Obligations Fund
0.00% (a) (b)	4,800,000	4,800,000
First American Prime Obligations Fund
0.08% (a) (b)	2,102,247	2,102,247
Invesco Advisers, Inc. STIT - Treasury Portfolio
0.00% (a) (b)	2,715,939	2,715,939
Invesco Advisers, Inc. STIC - Prime Portfolio
0.00% (a) (b)	4,800,000	4,800,000
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
	6,400,000	6,400,000
TOTAL MONEY MARKET FUNDS (Cost $25,728,447)		25,728,447

OTHER INVESTMENTS - 21.0%
Smith Breeden Institutional Short Duration Portfolio	10,000,000	$10,002,340
TOTAL OTHER INVESTMENTS (Cost $10,000,000)		10,002,340

Total Investments (Cost $35,728,447) - 75.1%		35,730,787

Other Assets in Excess of Liabilities - 24.9%		11,848,065
TOTAL NET ASSETS - 100.0%		$47,578,852

Percentages are stated as a percent of net assets.
(a)	Rate shown is the seven day yield as of June 30, 2012.
(b)	All or a portion of the shares have been committed as collateral for futures.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Managed Futures Strategies
Futures Contracts
June 30, 2012
(Consolidated) (Unaudited)

	Expiration Month	Contracts	Underlying Notional Amount at Market Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS PURCHASED
10YR MINI JGB	September 2013	19	$3,415,650	$(4,103)
3MO EURO EURIBOR	March 2013	193	60,758,242	28,318
3MO EURO EURIBOR	June 2014	26	8,162,839	15,632
3MO EURO EURIBOR	December 2014	55	17,233,612	3,386
90 DAY EURO $	March 2013	62	15,418,625	(787)
90 DAY STERLING	June 2013	42	8,164,712	20,005
90 DAY STERLING	December 2013	47	9,132,101	23,147
90-DAY BANK BILL	September 2012	48	11,480,006	(49,440)
90-DAY BANK BILL	December 2012	50	12,062,442	(17,928)
90DAY EURO$	June 2015	67	16,581,663	50,383
90DAY EURO$	December 2015	112	27,643,000	20,141
90DAY STERLING	March 2013	38	7,386,376	(523)
A$CURRENCY	September 2012	20	2,033,800	56,951
AUSTRALIAN 3YR BOND	September 2012	30	3,389,557	(4,243)
BP CURRENCY	September 2015	25	2,449,531	28,634
BRENT CRUDE	August 2012	1	97,800	648
CAN 10YR BOND	September 2017	75	10,199,145	80,211
CHF CURRENCY	September 2012	12	1,584,150	3,966
COFFEE ‘C’	September 2012	1	64,013	315
DAX INDEX	September 2012	22	4,462,573	27,765
DJIA MINI E-CBOT	September 2019	17	1,088,680	2,967
EURO CHF 3MO LIF	December 2012	18	4,742,032	(3,340)
EURO FX CURR	September 2012	117	18,526,950	86,986
EURO SHATZ	September 2012	338	47,263,111	(66,540)
EURO/JPY	September 2012	29	4,583,005	52,668
FTSE/MIB IDX	September 2012	8	723,665	8,325
GASOLINE RBOB	August 2012	1	110,536	1,236
GOLD 100 OZ	August 2012	13	2,085,460	3,755
HANG SENG IDX	July 2012	31	3,885,814	33,734
HEATING OIL	August 2012	16	1,821,053	64,349
IBEX 35 INDX	July 2012	4	353,627	6,362
JPN 10Y BOND(TSE)	September 2012	2	3,595,171	(4,135)
JPN YEN CURR	September 2012	6	940,125	(120)
LONG GILT	September 2012	19	3,544,330	12,687
NASDAQ 100 E-MINI	September 2012	17	887,315	4,490
NATURAL GAS	August 2012	7	197,680	6,002
POUND/YEN X-RATE	September 2012	40	7,823,231	60,705
RUSSELL 2000 MINI	September 2012	9	715,860	8,138
S&P 500 EMINI	September 2012	19	1,288,580	12,812
SOYBEAN OIL	December 2012	12	382,176	17,605
US 10YR NOTE (CBT)	September 2012	83	11,070,125	19,653
US 2YR NOTE (CBT)	September 2012	82	18,055,375	(12,078)
US 5YR NOTE (CBT)	September 2012	18	2,231,438	(1,649)
US LONG BOND(CBT)	September 2012	9	1,331,719	7,368
WTI CRUDE	August 2012	15	1,274,400	17,080
TOTAL FUTURES CONTRACTS PURCHASED				$621,538

	Expiration Month	Contracts	Underlying Notional Amount at Market Value	Unrealized Appreciation (Depreciation)
SHORT FUTURES CONTRACTS
AUST 10Y BOND	September 2012	(6)	(772,127)	3,440
BANK ACCEPTANCE	March 2013	(13)	(3,153,914)	(1,954)
BANK ACCEPTANCE	September 2012	(98)	(23,768,441)	7,292
BANK ACCEPTANCE	December 2012	(194)	(47,075,631)	2,729
C$ CURRENCY	September 2012	(14)	(1,374,240)	(15,785)
EURO-BOBL	September 2012	(18)	(2,867,654)	(932)
EURO-BUND	September 2012	(43)	(7,667,299)	48,260
GASOLINE RBOB	August 2012	(6)	(663,214)	(11,708)
KOSPI2 INX	September 2012	(6)	(643,559)	4,263
LONG GILT	September 2012	(8)	(1,492,349)	(2,601)
MSCI TAIWAN INDEX	July 2012	(13)	(329,420)	(10,688)
US LONG BOND(CBT)	September 2012	(26)	(3,847,188)	12,227
TOTAL SHORT FUTURES CONTRACTS				$34,543

TOTAL FUTURES CONTRACTS				$656,081

The accompanying notes are an integral part of these financial statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012 (Unaudited):

	Assets			Liabilities
Derivatives	Description		Fair Value	Description		Fair Value
Interest Rate Contracts:
Futures contracts	Receivable for variation margin on futures	*	$354,879	Payable for variation margin on futures	*	$170,253
Commodity Contracts:
Futures contracts	Receivable for variation margin on futures	*	110,990	Payable for variation margin on futures	*	11,708
Equity Contracts
Futures contracts	Receivable for variation margin on futures	*	108,856	Payable for variation margin on futures	*	10,688
Foreign Exchange Contracts:
Futures contracts	Receivable for variation margin on futures	*	289,910	Payable for variation margin on futures	*	15,905
Total			$864,635			$208,554

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule.

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012 (Unaudited):

Amount of Realized Gain (Loss) on Derivatives

Derivatives
Interest Rate Contracts	$185,611
Equity Contracts	341,541
Commodity Contracts	867,996
Foreign Exchange Contracts	(172,924)
Total	$1,222,224

Change in Unrealized Appreciation (Depreciation) on Derivatives

Derivatives
Interest Rate Contracts	$(80,500)
Commodity Contracts	18,561
Equity Contracts	98,168
Foreign Exchange Contracts	265,982
Total	$302,211

The average quarterly notional amount of futures during the period ended June 30, 2012 (Unaudited) were as follows:

Long Futures Contracts	$216,066,412
Short Futures Contracts	117,337,822
Total Futures Contracts	$333,404,234

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Money Market Funds	$25,728,447	$-	$-	25,728,447
Other Investments	-	-	10,002,340	10,002,340
Total Investments in Securities	$25,728,447	$-	$10,002,340	$35,730,787

Futures Contracts	$656,081	$-	$-	$656,081

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

Investments in
Securities, at
value
Balance as of December 31, 2011	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation	2,340
Purchases	10,000,000
Sales	-
Transfer in and/or out of Level 3	-
Balance as of June 30, 2012	$10,002,340

Change in unrealized appreciation/depreciation during the period for level 3 investments held at June 30, 2012	$-

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2012 (Unaudited)

	Event Driven	Long/Short Equity	Market Neutral	Relative Value- Long/Short Debt	Managed Futures Strategies (Consolidated)
Assets:
Unaffiliated Issuers, at fair value (cost $69,728,645, $213,044,826, $75,876,789, $174,721,172, $35,728,447)	$73,546,986	$220,986,701	$80,823,733	$174,266,921	$35,730,787
Foreign currency, at value (cost $26,673, $1,449,281, $0, $88,644, $138,683)	25,922	1,438,784	-	90,702	140,130
Cash	21,611,342	51,108,746	8,360,845	8,249,735	10,627,726
Receivable for investments sold	2,128,255	11,879,497	1,556,559	7,367,220	-
Receivable for Fund shares issued	121,436	278,951	122,238	160,259	68,701
Dividends and interest receivable	274,566	105,300	37,077	1,945,279	2,081
Deposits for short sales	22,078,662	119,021,394	66,012,441	19,785,139	-
Receivable for variation margin on futures	-	-	-	99,531	881,148
Unrealized gain on swap contracts	-	-	-	467,979	-
Swap payments paid	-	-	-	684,183	-
Collateral received on futures contracts	-	-	-	-	1,243,356
Collateral paid on open swap contracts	-	-	-	2,085,041	-
Total Assets	119,787,169	404,819,373	156,912,893	215,201,989	48,693,929

Liabilities:
Securities sold short, at fair value
(proceeds $20,904,817, $111,225,514, $65,001,521, $24,717,752, $0)	21,000,075	111,879,592	64,151,384	25,967,531	-
Written option contracts, at fair value
(premiums received $374,310, $677,062, $69,655, $79,816, $0)	198,167	511,959	82,125	28,774	-
Payable for investments purchased	10,380,857	17,774,217	1,107,628	13,733,632	-
Payable to broker for dividends and interest on securities sold short	58,916	192,389	45,350	83,567	-
Payable for swap contracts closed	-	-	-	-	-
Payable for variation margin on futures	-	-	-	17,906	1,042,536
Payable to Advisor	142,159	446,776	147,342	279,688	72,541
Payable to Custodian for cash overdraft	-	-	-	-	-
Payable for Fund shares redeemed	-	-	-	-	-
Payable to broker for dividends on securities sold short	-	-	-	-	-
Unrealized loss on swap contracts	-	-	-	392,409	-
Swap payments received	-	-	-	843,699	-
Total Liabilities	31,780,174	130,804,933	65,533,829	41,347,206	1,115,077

Net Assets	$88,006,995	$274,014,440	$91,379,064	$173,854,783	$47,578,852

Net Assets Consist of:
Shares of beneficial interest	$108,256,461	$299,223,134	$92,459,875	$211,616,763	$46,117,260
Undistributed net investment income (loss)	(444,887)	(3,139,147)	(943,820)	2,633,609	(422,966)
Accumulated net realized gain (loss)	(23,792,390)	(29,510,664)	(5,921,602)	(38,362,942)	1,224,690
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	3,818,341	7,941,875	4,946,944	(454,251)	2,340
Foreign currency and foreign currency translation	88,585	(11,783)	-	2,067	1,447
Short positions	(95,258)	(654,078)	850,137	(1,249,779)	-
Futures contracts	-	-	-	(457,296)	656,081
Written option contracts	176,143	165,103	(12,470)	51,042	-
Swap contracts	-	-	-	75,570	-
Total Net Assets	$88,006,995	$274,014,440	$91,379,064	$173,854,783	$47,578,852

Shares outstanding (unlimited shares authorized, $0.001 par value)	9,825,982	40,106,207	10,927,591	19,767,838	4,788,685

Net asset value, offering and redemption price per share	$8.96	$6.83	$8.36	$8.79	$9.94

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2012 (Unaudited)	Event Driven	Long/Short Equity	Market Neutral	Relative Value- Long/Short Debt	Managed Futures Strategies (Consolidated)
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding tax of $23,992, $4,669, $824, $2,814, $0)	$372,149	$791,775	$338,738	$97,534	$-
Interest income	429,282	32,776	10,530	5,049,284	17,327
Total Investment Income	801,431	824,551	349,268	5,146,818	17,327
Expenses:
Investment advisory fees (See Note 6)	763,398	2,265,305	673,447	1,433,806	366,550
Operating service fees (See Note 6)	109,057	323,615	96,206	204,829	52,364
Other Expense	-	-	-	-	13

Total operating expenses before dividends and interest on short positions	872,455	2,588,920	769,653	1,638,635	418,927
Dividends on short positions and interest	274,702	1,287,970	523,435	414,903	21,366
Total Expenses	1,147,157	3,876,890	1,293,088	2,053,538	440,293

Net Investment Income	(345,726)	(3,052,339)	(943,820)	3,093,280	(422,966)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments in unaffiliated issuers	(971,652)	8,182,360	(15,664)	(2,234,914)	(9,162)
Foreign currency and foreign currency translation	(28,185)	34,071	(8)	(96,610)	11,628
Forward contracts	-	-	-	130,421	-
Short positions	(854,932)	(5,670,780)	(430,418)	2,721,642	-
Futures contracts	-	-	-	(722,701)	1,222,224
Written option contracts	2,183,866	1,872,128	-	218	-
Swap contracts	-	-	-	(578,141)	-
Net Realized Gain (Loss)	329,097	4,417,779	(446,090)	(780,085)	1,224,690
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,582,374	1,163,162	2,985,815	4,997,421	7,609
Foreign currency and foreign currency translation	29,542	(24,237)	-	7,247	(13,114)
Short positions	(694,937)	(3,061,819)	(500,699)	(1,835,114)	-
Forward foreign currency contracts	-	-	-	-	-
Written option contracts	(279,083)	128,327	(12,470)	(105,235)	-
Futures contracts	-	-	-	102,971	302,211
Swap contracts	-	-	-	(66,335)	-
Net Change in Unrealized Appreciation (Depreciation)	637,896	(1,794,567)	2,472,646	3,100,955	296,706
Net Realized and Unrealized Gain (Loss)	966,993	2,623,212	2,026,556	2,320,870	1,521,396

Net Increase (Decrease) in Net Assets Resulting from Operations	$621,267	$(429,127)	$1,082,736	$5,414,150	$1,098,430

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets
	Event Driven	Long/Short Equity	Market Neutral	Relative Value- Long/Short Debt	Managed Futures Strategies (Consolidated)

Net Assets, December 31, 2010	$81,760,435	$89,386,571	$66,821,383	$73,796,791	$-
2011:
Operations:
Net investment income (loss)	472,715	(3,338,606)	(1,580,189)	4,113,240	(209,777)
Net realized gain (loss)	8,552,999	8,622,396	1,475,441	1,985,795	(1,345,463)
Change in unrealized appreciation (depreciation)	(5,155,460)	5,688,516	(1,197,231)	(7,534,868)	363,162
Net Increase (Decrease) in Net Assets Resulting
from Operations	3,870,254	10,972,306	(1,301,979)	(1,435,833)	(1,192,078)

Capital Share Transactions:
Proceeds from shares sold	32,397,855	175,172,245	31,021,491	118,167,339	46,912,702
Cost of shares redeemed	(39,161,372)	(44,206,700)	(33,480,859)	(36,131,705)	(5,728,288)
Proceeds from shares issued to holders in
Subscription to fund transfer of positions	-	-	-	-	-
Net Increase (Decrease) in Net Assets from
Capital Share Transactions	(6,763,517)	130,965,545	(2,459,368)	82,035,634	41,184,414

Total Increase/(Decrease) in Net Assets	(2,893,263)	141,937,851	(3,761,347)	80,599,801	39,992,336

Net Assets, December 31, 2011 *	78,867,172	231,324,422	63,060,036	154,396,592	39,992,336

* Including undistributed net investment income (loss)	$(99,161)	$(86,808)	$-	$(459,671)	$-
2012:
Operations:
Net investment income (loss)	$(345,726)	$(3,052,339)	$(943,820)	$3,093,280	$(422,966)
Net realized gain (loss)	329,097	4,417,779	(446,090)	(780,085)	1,224,690
Change in unrealized appreciation (depreciation)	637,896	(1,794,567)	2,472,646	3,100,955	296,706
Net Increase (Decrease) in Net Assets Resulting
from Operations	621,267	(429,127)	1,082,736	5,414,150	1,098,430

Capital Share Transactions:
Proceeds from shares sold	25,657,009	67,324,524	35,142,752	40,725,521	14,417,540
Cost of shares redeemed	(17,138,453)	(24,205,379)	(7,906,460)	(26,681,480)	(7,929,454)
Proceeds from shares issued to holders in
reinvestment of dividends	-	-	-	-	-
Net Increase (Decrease) in Net Assets from
Capital Share Transactions	8,518,556	43,119,145	27,236,292	14,044,041	6,488,086

Total Increase/(Decrease) in Net Assets	9,139,823	42,690,018	28,319,028	19,458,191	7,586,516

Net Assets, June 30, 2012**	$88,006,995	$274,014,440	$91,379,064	$173,854,783	$47,578,852

** Including undistributed net investment income (loss)	$(444,887)	$(3,139,147)	$(943,820)	$2,633,609	$(422,966)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Event Driven
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007

Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.87		$8.49		$7.30		$4.91		$9.09		$9.51

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	(0.04)		0.06		0.09		0.19		0.40		0.12
Net realized and unrealized gain (loss) on investments	0.13		0.32		1.10		2.20		(4.57)		0.79
Total Gain (loss) from Investment Operations	0.09		0.38		1.19		2.39		(4.17)		0.91

Less Dividends and Distributions:
Net investment income	-		-		-		-		(0.00	)(6)	(0.13)
Net realized gains	-		-		-		-		(0.01)		(1.20)
Total Dividends and Distributions	-		-		-		-		(0.01)		(1.33)

Net Asset Value, End of Period	$8.96		$8.87		$8.49		$7.30		$4.91		$9.09

Total Return	1.01	%(3)	4.48%		16.30%		48.68%		-45.90%		9.93%

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$88,008		$78,867		$81,760		$71,624		$43,229		$92,486

Ratio of expenses including interest and dividends on short positions and interest expense to average net assets:	2.63	%(4)(5)	2.98	%(4)	3.29	%(4)	2.96	%(4)	2.71	%(4)	2.96	%(4)

Ratio of expenses excluding interest and dividends on short positions and interest expense to average net assets:	2.00	%(4)(5)	2.36	%(4)	3.00	%(4)	2.71	%(4)	2.38	%(4)	2.62	%(4)

Ratio of net investment income (loss) including interest and dividends on short positions and interest expense to average net assets:	(0.79	%)(5)	0.72%		1.15%		3.14%		4.84%		0.81%

Ratio of interest and dividends on short positions and interest expense to average net assets:	0.63	%(5)	0.62%		0.29%		0.25%		0.33%		0.34%

Portfolio turnover rate	145	%(3)	286%		233%		255%		219%		194%

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Not Annualized.
(4)	The ratio shown reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial Statements.
(5)	Annualized.
(6)	Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Long/Short Equity

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007

Per Share Data:(1)
Net Asset Value, Beginning of Period	$6.81		$6.34		$6.55		$6.31		$8.40		$8.53

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	(0.08)		(0.15)		(0.17)		(0.14)		(0.07)		(0.08)
Net realized and unrealized gain (loss) on investments	0.10		0.62		(0.04)		0.38		(2.02)		(0.02)
Total Gain (loss) from Investment Operations	0.02		0.47		(0.21)		0.24		(2.09)		(0.10)

Less Dividends and Distributions:
Net realized gains	-		-		-		-		-		(0.03)
Total Dividends and Distributions	-		-		-		-		-		(0.03)

Net Asset Value, End of Period	$6.83		$6.81		$6.34		$6.55		$6.31		$8.40

Total Return	0.29	%(3)	7.41%		-3.21%		3.80%		-24.88%		-1.07%

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$274,014		$231,324		$89,387		$60,233		$22,272		$49,014

Ratio of expenses including interest and dividends on short positions and interest expense to average net assets:	2.99	%(4)(5)	2.88	%(4)	3.65	%(4)	3.38	%(4)	2.69	%(4)	3.26	%(4)

Ratio of expenses excluding interest and dividends on short positions and interest expense to average net assets:	2.00	%(4)(5)	2.24	%(4)	3.00	%(4)	2.80	%(4)	2.30	%(4)	2.53	%(4)

Ratio of net investment income (loss) including interest and dividends on short positions and interest expense to average net assets:	(2.36	%)(5)	(2.30%)		(2.72%)		(2.16%)		(0.90%)		(1.41%)

Ratio of interest and dividends on short positions and interest expense to average net assets:	0.99	%(5)	0.64%		0.65%		0.58%		0.39%		0.73%

Portfolio turnover rate	147	%(3)	293%		427%		517%		292%		346%

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Not Annualized.
(4)	The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial Statements.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Market Neutral

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007

Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.20		$8.40		$8.57		$9.79		$10.10		$9.16

Gain (loss) from Investment Operations:

Net investment income (loss) (2)	(0.10)		(0.23)		(0.26)		(0.31)		(0.13)		0.16
Net realized and unrealized gain (loss) on investments	0.26		0.03		0.09		(0.91)		(0.18)		0.89
Total Gain (loss) from Investment Operations	0.16		(0.20)		(0.17)		(1.22)		(0.31)		1.05

Less Dividends and Distributions:
Net investment income	-		-		-		-		-		(0.11)
Net realized gains	-		-		-		-		-		-
Total Dividends and Distributions	-		-		-		-		-		(0.11)

Net Asset Value, End of Period	$8.36		$8.20		$8.40		$8.57		$9.79		$10.10

Total Return	1.95	%(3)	-2.38%		-1.98%		-12.46%		-3.07%		11.51%

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$91,379		$63,060		$66,821		$57,118		$41,762		$81,258

Ratio of expenses including interest and dividends on short positions and interest expense to average net assets:	3.36	%(4)(5)	3.55	%(4)	4.69	%(4)	4.59	%(4)	3.98	%(4)	3.72	%(4)

Ratio of expenses excluding interest and dividends on short positions and interest expense to average net assets:	2.00	%(4)(5)	2.33	%(4)	3.00	%(4)	2.82	%(4)	2.48	%(4)	2.57	%(4)

Ratio of net investment income (loss) including interest and dividends on short positions and interest expense to average net assets:	(2.45	%)(5)	(2.80%)		(3.08%)		(3.41%)		(1.34%)		1.24%

Ratio of interest and dividends on short positions and interest expense to average net assets:	1.36	%(5)	1.22%		1.69%		1.77%		1.50%		1.15%

Portfolio turnover rate	45	%(3)	174%		228%		293%		260%		122%

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Not Annualized.
(4)	The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial Statements.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Relative Value - Long/Short Debt

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Period from May 1, 2007(1) to December 31, 2007

Per Share Data:(2)

Net Asset Value, Beginning of Period	$8.50		$8.50		$7.47		$5.26		$9.83		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (3)	0.16		0.30		0.24		0.54		0.84		0.43
Net realized and unrealized gain (loss) on investments	0.13		(0.30)		0.79		1.67		(4.88)		(0.35)
Total Gain (loss) from Investment Operations	0.29		-		1.03		2.21		(4.04)		0.08

Less Dividends and Distributions:
Net investment income	-		-		-		-		(0.53)		(0.25)
Net realized gains	-		-		-		-		-		-
Total Dividends and Distributions	-		-		-		-		(0.53)		(0.25)

Net Asset Value, End of Period	$8.79		$8.50		$8.50		$7.47		$5.26		$9.83

Total Return	3.41	%(4)	0.00%		13.79%		42.21%		-41.70%		0.80	%(4)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$173,854		$154,396		$73,797		$46,202		$45,530		$81,351

Ratio of expenses including interest and dividends on short positions and interest expense to average net assets:	2.51	%(5)(6)	2.60	%(5)	3.46	%(5)	2.74	%(5)	2.72	%(5)	2.78	%(5)(6)

Ratio of expenses excluding interest and dividends on short positions and interest expense to average net assets:	2.00	%(5)(6)	2.25	%(5)	3.00	%(5)	2.68	%(5)	2.39	%(5)	2.60	%(5)(6)

Ratio of net investment income (loss) including interest and dividends on short positions and interest expense to average net assets:	3.78	%(6)	3.54%		3.04%		8.88%		10.00%		5.71	%(6)

Ratio of interest and dividends on short positions and interest expense to average net assets:	0.51	%(6)	0.35%		0.46%		0.06%		0.33%		0.18	%(6)

Portfolio turnover rate	112	%(4)	107%		116%		116%		44%		8	%(4)

(1) Commencement of operations for Relative Value was May 1, 2007.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4) Not Annualized.
(5) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial Statements.
(6) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Managed Futures Strategies

	Six months ended June 30, 2012 (Unaudited)		Period from September 28, 2011 through December 31, 2011(1)

Per Share Data:(2)
Net Asset Value, Beginning of Period	$9.73		$10.00

Gain (loss) from Investment Operations:

Net investment income (loss) (3)	(0.10)		(0.05)
Net realized and unrealized gain (loss) on investments	0.31		(0.22)
Total Gain (loss) from Investment Operations	0.21		(0.27)

Less Dividends and Distributions:
Net investment income	-		-
Net realized gains	-		-
Total Dividends and Distributions	-		-

Net Asset Value, End of Period	$9.94		$9.73

Total Return	2.16	%(4)	-2.70	%(4)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$47,579		$39,993

Ratio of expenses, including interest expense, to average net assets:	2.10	%(5) (6)	2.06	%(5)(6)

Ratio of expenses, excluding interest expense, to average net assets:	2.00	%(5) (6)	2.00	%(5)(6)

Ratio of net investment income (loss) including interest expense to average net assets:	(2.02	%)(6)	(1.95	%)(6)

Ratio of interest expense to average net assets:	0.10	%(6)	0.06	%(6)

Portfolio turnover rate	0	%(4)	0	%(4)

(1) Commencement of operations for Managed Futures Strategies was September 28, 2011.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4) Not Annualized.
(5) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.
(6) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2012 (Unaudited)

1. Organization

Underlying Funds Trust (the “UFT”) is an open-end management investment company organized as a Delaware statutory trust and operates in a Fund-of-Funds structure. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the “Portfolios”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing four non-diversified series of shares to investors including: Hatteras Alpha Hedged Strategies Fund (“Alpha”); Hatteras Long/Short Equity Fund (“Long/Short Equity”); Hatteras Long/Short Debt Fund (“Long/Short Debt); and Hatteras Hedged Strategies Fund (“Hedged Strategies”). Long/Short Equity, Long/Short Debt and Hedged Strategies commenced operations on May 2, 2011. Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the UFT. The results of these funds are shown in separate statements as their performance has impacted the results of Alpha, Long/Short Equity, and Long/Short Debt and Hedged Strategies (the “Funds”).

Hatteras Variable Trust (“HVT”), an open-end management investment company, was organized as a Delaware statutory trust on January 30, 2012. Currently, Hatteras Alpha Hedged Strategies Variable Fund (“Alpha Variable”) is the only series offered by the Trust. Alpha Variable is classified as a non-diversified series of the Trust and has its own investment objective and policies. Alpha Variable is set up in a fund-of-funds structure whereby Alpha Variable invests in one or more affiliated portfolios and may also invest in non-affiliated investment companies. HVT may start another series and offer shares of a new fund under HVT at any time. HVT is registered under the “1940 Act,” as amended. Alpha Variable commenced operations on May 15, 2012. As a mutual fund of funds, Alpha Variable pursues its investment objective by investing in other affiliated mutual funds in the UFT. The results of these funds are shown in separate statements as their performance has impacted the results of Alpha Variable.

Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

Managed Futures Strategies (formerly known as Managed Futures) may invest up to 25% of total assets in its Subsidiary, Hatteras Trading Advisors (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by Managed Futures Strategies and is therefore consolidated. All intercompany balances, revenues, and expenses have been eliminated in consolidation.

As of June 30, 2012, the UFT consisted of the following Portfolios:

●	Event Driven
●	Long/Short Equity
●	Market Neutral
●	Relative Value – Long/Short Debt
●	Managed Futures Strategies

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Funds and the UFT.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2012 (Unaudited)

Cash -- Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The UFT has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Security Valuation -- The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees. The financial statements may include adjustments made subsequent to year-end related to subsequent valuation information obtained. Therefore, the net assets reflected in these financial statements may differ from the reported NAV’s of the Portfolios as of June 30, 2012.

Various inputs are used in determining the value of the Funds’ investments. A summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 is located in a table following each series Schedule of Investments in these financial statements. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions, Investment Income and Realized Gain and Loss -- Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions received are recorded as capital gains.

Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2012 (Unaudited)

Repurchase Agreements -- The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions -- The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, the Portfolios do isolate the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences. This realized gain or loss is treated as ordinary income for federal income tax purposes.

Convertible Securities -- The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants -- The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Short Sales -- The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios are also required to maintain deposits for securities sold short with brokers.

Derivative Transactions – Event Driven, Long/Short Equity, Relative Value – Long/Short Debt and Managed Futures Strategies engaged in derivatives and hedging activities during the six months ended June 30, 2012. The Portfolios’ use of derivatives included swaps, options and futures contracts. Further information regarding derivative activity for each Portfolio can be found in the Schedule of Investments.

Futures Contracts -- The Portfolios may purchase and sell futures contracts. Managed Futures Strategies and Relative Value – Long/Short Debt held futures contracts during the six months ended June 30, 2012. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Relative Value – Long/Short Debt uses futures contracts to maintain appropriate duration and convexity levels and to execute long/short strategies or take short risk positions. Managed Futures Strategies uses futures contracts as an investment strategy to generate returns that are not correlated to traditional equity markets, with lower levels of annualized volatility. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolios may also be required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities to meet segregated account requirements.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2012 (Unaudited)

Options -- The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. Event Driven, Long/Short Equity and Relative Value – Long/Short Debt purchased and wrote call or put options during the six months ended June 30, 2012. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option. Long/Short Equity, Event Driven and Relative Value – Long/Short Debt use purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. Long/Short Equity, Event Driven and Relative Value – Long/Short Debt use written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

The premiums received by the Portfolios during the year ended June 30, 2012, were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt	Managed Futures
Options outstanding at December 31, 2011	$782,256	$121,900	$-	$204,456	$-
Options written	3,955,063	6,288,022	392,331	226,937	-
Options closed	(2,646,620)	(3,481,602)	(200,177)	(112,784)	-
Options exercised	(458,726)	(976,887)	(122,499)	(3,068)	-
Options expired	(1,257,663)	(1,274,371)	-	(235,725)	-
Options outstanding at June 30, 2012	$374,310	$677,062	$69,655	$79,816	$-

Underlying Funds Trust
Notes to Financial Statements
June 30, 2012 (Unaudited)

The number of option contracts written by the Portfolios during the year ended June 30, 2012, were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt	Managed Futures
Options outstanding at December 31, 2011	6,971	4,895	-	1,124	-
Options written	49,912	105,901	637	1,749	-
Options closed	(27,488)	(51,146)	(23)	(830)	-
Options exercised	(5,396)	(12,059)	(249)	(35)	-
Options expired	(19,912)	(33,717)	-	(1,332)	-
Options outstanding at June 30, 2012	4,087	13,874	365	676	-

Credit Default Swaps – The Portfolios may invest in credit default swaps. Relative Value – Long/Short Debt invested in credit default swaps during the six months ended June 30, 2012. Relative Value – Long/Short Debt uses credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying reference obligation in exchange for the underlying reference obligation. If a Portfolio is a buyer and no event of default occurs, the Portfolio will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Portfolio, as buyer, will receive the full notional value of the underlying reference obligation that may have little or no value following default. As a seller, the Portfolio receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Portfolio would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by the Portfolio coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Restricted Securities – The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments of the UFT.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2012 (Unaudited)

To Be Announced (“TBA”) Transactions – The Portfolios may purchase securities on a forward commitment or on a ‘To Be Announced” basis. The Portfolios record TBA transactions on the trade date and segregate with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Taxes and Distributions to Shareholders -- The Portfolios intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although, the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. This provision of the Act is effective for the Funds’ fiscal year ending December 31, 2011. Additionally, the Act modifies the tax treatment of redemptions of RIC shares for the Funds. Under the new law, redemptions are characterized as sales of the fund shares, rather than as dividend distributions. This provision of the Act applies to distributions made after December 22, 2010. Relevant information regarding the impact of the Act on the Fund, if any, is contained within the “Federal Taxes” section of the financial statement notes for the tax year ending December 31, 2011.

The Portfolios have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2011. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2011, open Federal tax years include the tax years ended December 31, 2008 through December 31, 2011, open New York tax years include the tax years ended December 31, 2008 through December 31, 2009 and open North Carolina tax years include the tax years ended December 31, 2009 through December 31, 2011. The Portfolios have no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Guarantees and Indemnifications -- In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statements of Assets & Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact ASU No. 2011-04 and ASU No. 2011-11 will have on the Portfolios’ financial statements and disclosures.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2012 (Unaudited)

3. Underlying Funds Trust

UFT Ownership

As of June 30, 2012 the ownership in the UFT Portfolios were as follows:

	Alpha	Long/Short Equity	Long/Short Debt	Hedged	Alpha Variable
Event Driven	91.49%	0.00%	0.00%	8.49%	0.02%
Long/Short Equity	58.61%	34.10%	0.00%	7.28%	0.01%
Market Neutral	85.78%	0.00%	0.00%	14.20%	0.02%
Relative Value – Long/Short Debt	61.57%	0.00%	29.75%	8.67%	0.01%
Managed Futures Strategies	99.98%	0.00%	0.00%	0.00%	0.02%

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective

Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in securities whose prices are or will be impacted by a corporate event. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies and sub-strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Activist: The Portfolio may employ event driven activist strategies where a manager may take an active role, by obtaining or attempting to obtain representation of the company’s board of directors in an effort to impact the firm’s policies or strategic direction and in some cases may advocate activities such as division or asset sales, partial or complete corporate divestiture, dividend or share buybacks, and changes in management. Strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies. These companies are typically engaged or prospectively engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation.

Merger Arbitrage: The Portfolio may employ event driven merger arbitrage strategies primarily focused on opportunities in equity and equity related securities of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur.

Distressed/Restructuring: The Portfolio may employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par value) at maturity as a result of either formal bankruptcy proceeding or financial market perception of near term proceedings. Managers are typically actively involved with the management of these companies, frequently involved on creditors’ committees in negotiating the exchange of securities for alternative obligations, either swaps of debt, equity or hybrid securities. Managers employ fundamental credit processes focused on valuation and asset coverage of securities of distressed firms; in most cases portfolio exposures are concentrated in instruments which are publicly traded, in some cases actively and in others under reduced liquidity but in general for which a reasonable public market exists.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2012 (Unaudited)

Event Equity/Debt: The Portfolio may employ an investment strategy in which it maintains positions in companies currently or prospectively involved in corporate transactions of a wide variety including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

Long/Short Equity

Investment Objective

Long/Short Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity and equity related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Fund may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio seeks to achieve its objective by allocating its assets among a professionally selected group of one or more sub-advisors that employ a variety of investment techniques and strategies. By allocating its assets among one or more sub-advisors, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Portfolio utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different investment strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The principal strategies to be employed by the Portfolio include:

Long/Short Equity – Generalist:
Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities - both long and short.

Long/Short Equity Sector Focused: Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2012 (Unaudited)

Long/Short Equity International: Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity International strategies typically maintain a primary focus in this area and expect to maintain in excess of 50% of portfolio exposure to non-US securities.

Variable Based Strategies: Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures. Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

Market Neutral

Investment Objective

Market Neutral seeks to achieve capital appreciation.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value-Long/Short Debt/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2012 (Unaudited)

Relative Value-Long/Short Debt

Investment Objective

Relative Value-Long/Short Debt seeks to achieve current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The Portfolio has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities. The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Fund may also invest up to 100% of it’s assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”). The principal strategies to be employed by the Portfolio include:

Relative Value-Long/Short Debt: These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.

Multi-Strategy / Relative Value: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, master limited partnership or combination of these or other instruments.

Credit Arbitrage: The Portfolio employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

Fixed Income Corporate: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument..

Fixed Income Arbitrage:
The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Fund may invest in debt securities that fall below investment grade debt — commonly “junk bonds.”

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2012 (Unaudited)

Managed Futures Strategies

Investment Objective

Managed Futures Strategies seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio will allocate its assets to two principal investment strategies: a “managed futures” strategy and a “fixed income” strategy. The managed futures strategy is intended to capture macroeconomic trends in the commodities and financial futures markets, and the fixed income strategy is intended to generate interest income and capital appreciation to add diversification to the returns generated by the Fund’s portfolio.

The principal strategies to be employed by the Portfolio include:

Managed Futures: The Portfolio pursues its managed futures strategy primarily by investing up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Portfolio. The Subsidiary invests the majority of its assets in accounts (“Trading Accounts”) traded by third-party commodity trading advisors (“Trading Advisors”). The Advisor monitors the performance of the Trading Advisors and Trading Accounts and seeks to achieve the Portfolio’s investment objective by allocating and reallocating the Subsidiary’s assets among Trading Accounts. The Advisor may decide to not allocate or reallocate assets to all Trading Accounts and may decide to not allocate assets evenly among the Trading Accounts. The Advisor allocates the assets of the Subsidiary among the Trading Accounts to provide exposure to managed futures programs that the Advisor believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Portfolio’s exposure to futures contracts and other derivative instruments across trading methodologies, trading time horizons, sectors and geography. The Advisor expects the Trading Advisors to trade independently of each other and, as a group, to employ a wide variety of discretionary and systematic managed futures programs in the global currency futures, fixed income futures, commodity futures and equity futures markets.

Managed Futures – Discretionary: The Portfolio may employ discretionary strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions. These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables. Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the Trading Advisor to be inconsistent with expected value. Portfolio positions typically are predicated on the evolution of investment themes the Trading Advisor expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components.

Managed Futures – Systematic: The Portfolio may employ systematic strategies that implement processes typically as function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. These strategies typically employ quantitative processes which focus on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, these strategies benefit most from an environment characterized by persistent, discernable trending behavior.

Fixed Income: The Portfolio expects to allocate the Portfolio’s assets that are not allocated to the Managed Futures Strategy to a fixed income strategy that invests primarily in investment grade fixed income securities (of all durations and maturities) and ETFs in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Managed Futures Strategies Portfolio. The fixed income strategy may also include investments in exchange-traded notes (“ETNs”).

Underlying Funds Trust
Notes to Financial Statements
June 30, 2012 (Unaudited)

4. Investment Transactions

Costs of purchases and proceeds from sales of securities for the six months ended June 30, 2012 for the Portfolios (excluding short-term investments) are as follows:

Purchases and sales of securities for the year ended December 31, 2011 for the Portfolios (excluding short-term investments) are as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt		Managed Futures
Purchases of securities	$129,586,779	$251,054,014	$45,968,435	$175,018,988	*	$-
Sales of securities	90,663,013	246,832,770	25,823,304	166,152,923		-

* Includes $ of U.S. Government Securities.

5. Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2011 were as follows:

	Event	Long/Short	Market	Relative	Managed
	Driven	Equity	Neutral	Value	Futures
Cost of Investments	$55,003,053	$178,449,491	$55,251,222	$161,751,916	$30,434,272
Gross tax unrealized appreciation	5,759,475	16,062,620	6,349,312	6,923,822	413,290
Gross tax unrealized depreciation	(4,817,560)	(13,272,010)	(5,211,341)	(12,895,778)	(418,559)
Net tax unrealized appreciation (depreciation)	$941,915	$2,790,610	$1,137,971	($5,971,956)	($5,269)

At December 31, 2011, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

	Event	Long/Short	Market	Relative	Managed
	Driven	Equity	Neutral	Value	Futures
Net tax unrealized appreciation (depreciation) on investments	$941,915	$2,790,610	$1,137,971	($5,971,956)	($5,269)
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	1,054,905	2,444,517	1,352,935	741,612	-
Capital loss carryover	-21,937,550	-28,664,803	-3,814,878	-35,879,971	-3,404
Net tax unrealized appreciation (depreciation) on futures and swaps	-	-	-	-418,362	353,870
Other accumulated earnings/(losses)	-930,003	-1,349,891	-839,575	-1,647,453	17,965
Total accumulated earnings/(losses)	($20,870,733)	($24,779,567)	($2,163,547)	($43,176,130)	$363,162

Underlying Funds Trust
Notes to Financial Statements
June 30, 2012 (Unaudited)

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2011.

As of December 31, 2011, the Portfolios had accumulated capital loss carryovers of:

	Event Driven		Event Driven		Event Driven
Capital loss carryover	$5,524,354	1	$12,635,553		$3,777,643
Expiration date	12/31/2016		12/31/2017		12/31/2018

	Long/Short						Market
	Equity		Long/Short Equity		Long/Short Equity		Neutral
Capital loss carryover	$7,116,585	2	$19,327,778	3	$2,220,440		$2,462,303	4
Expiration date	12/31/2015		12/31/2016		12/31/2018		12/31/2016

Relative Value
	Market		Relative Value –		Relative Value –		– Long/Short
	Neutral		Long/Short Debt		Long/Short Debt		Debt
Capital loss carryover	$1,352,575		$6,340,452	5	$3,958,727	6	$12,809,960
Expiration date	12/31/2018		12/31/2015		12/31/2016		12/31/2017

Relative
Value –
Long/Short
	Debt		Managed Futures
Capital loss carryover	$12,770,832		$3,404	7
Expiration date	12/31/2018		Unlimited

1 The entire amount of $5,524,354 is related to the merger of Underlying Funds Trust - Event Driven and Risk Arbitrage Fund.
2 The entire amount of $7,116,585 is related to the merger of Underlying Funds Trust – Energy and Natural Resources Fund.
3 $13,098,161 is related to the merger of Underlying Funds Trust – Long/Short Equity – Growth - 1 Fund.
$6,229,617 is related to the merger of Underlying Funds Trust – Energy and Natural Resources Fund.
4 The entire amount of $2,462,303 is related to the merger of Underlying Funds Trust - International Equity Fund.
5 The entire amount of $6,340,452 is related to the merger of Underlying Funds Trust – Arbitrage-1 Portfolio.
6 The entire amount of $3,958,727 is related to the merger of Underlying Funds Trust – Income Arbitrage-1 Portfolio.
7 $1,362 is related to a short-term capital loss carryover. $2,042 is related to a long-term capital loss carryover.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2012 (Unaudited)

The tax character of distributions and redemptions for the Portfolios for the year ended December 31, 2011 were as follows:

		Long/Short		Relative Value -	Managed
	Event Driven	Equity	Market Neutral	Long/Short Debt	Futures

Distributions paid from:
Ordinary income	$-	$-	$-	$-	$-
Long term capital gain
	-	-	-	-	-
Total distributions paid
	-	-	-	-	-
Redemptions
characterized as
distributions for tax
purposes:
Return of capital*
	37,291,098	43,256,100	34,980,859	30,996,384	-
Ordinary income
distributions from
redemptions*	548,491	-	-	4,796,573	-
Total redemptions
characterized as
distributions for tax
purposes	$37,839,589	$43,256,100	$34,980,859	$35,792,957	-

* Certain redemptions were deemed as distributions for income tax purposes due to Alpha’s ownership of the respective UFT’s.

For the year ended December 31, 2011, the following adjustments were made on the Statement of Assets and Liabilities for permanent tax adjustments:

	Undistributed
	Net	Accumulated
	Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Event Driven	(288,081)	(313,691)	601,772
Long/Short Equity	3,380,366	(617,672)	(2,762,694)
Market Neutral	1,613,908	(42,662)	(1,571,246)
Relative Value - Long/Short Debt	(4,294,254)	(492,249)	4,786,503
Managed Futures	209,777	1,345,463	(1,555,240)

6. Operating Services Agreements and Other Expense Agreements

Investment Advisor -- Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), Effective May 1, 2011, the Portfolios pay the Advisor monthly an annual advisory fee of 1.75% of the Portfolios’ average daily net assets. The Advisor has also entered into an Operating Services Agreement (the “Services Agreement”) with the Portfolios to provide virtually all day-to-day services to the Portfolios. Effective May 1, 2011, the Portfolios pay the Advisor an annual operating services fee of 0.25% the Portfolios’ average daily net assets. Prior to May 1, 2011, the Portfolios paid the Advisor an annual advisory fee of 2.50% and an annual operating services fee of 0.50% of the Portfolios’ average daily net assets

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

Distribution – Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the “Distributor”) for the Funds. Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2012 (Unaudited)

UFT Maximum Fund Fees and Expenses -- Effective May 1, 2011, the maximum, aggregate fee of the Advisory and Operating Services Agreement is capped at 2.00% of the average net assets of the UFT, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses. Prior to May 1, 2011, the maximum, aggregate fee of the Advisory and Operating Services Agreement was capped at 3.00% of the average net assets of the UFT, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Funds, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

Other Service Providers – US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers – The Advisor pays each independent Trustee an annual retainer fee of $32,000 for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

7. Capital Share Transactions

Transactions in shares of each Portfolio were as follows:

				Relative
				Value -	Managed
		Long/Short	Market	Long/Short	Futures
	Event Driven	Equity	Neutral	Debt	Strategies^
Shares outstanding, January 1, 2011	9,635,066	14,100,047	7,951,360	8,683,164	-

Shares sold	3,703,840	26,528,431	3,748,286	13,675,697	4,706,534
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-	-
Shares issued to fund transfer of positions	-	-	-	-
Shares redeemed	(4,450,093)	(6,666,849)	(4,007,495)	(4,195,080)	(595,092)

Shares outstanding, December 31, 2011	8,888,813	33,961,629	7,692,151	18,163,781	4,111,442

Shares sold	2,816,334	9,641,301	4,182,528	4,647,309	1,490,331
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-	-

Shares redeemed	(1,879,165)	(3,496,723)	(947,088)	(3,043,252)	(813,088)

Shares outstanding, June 30, 2012	9,825,982	40,106,207	10,927,591	19,767,838	4,788,685

8. Subsequent Events

In preparing these financial statements, the Portfolios have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

INVESTMENT ADVISOR
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

DISTRIBUTOR
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540
and
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
7 77 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

Toll Free Telephone Number:
1-877-569-2382

The Fund’s Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge upon request by calling 1-877-569-2382
The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending
 June 30, 2012 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.
The Trust files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Trust’s first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30. Form N-Q includes a complete schedule of the Trust’s portfolio holdings as of the end of those fiscal quarters. The Trust’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).
This report must be accompanied or preceded by the Funds’ current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Underlying Funds Trust

By (Signature and Title) /s/David B. Perkins
                                                David B. Perkins, Chief Executive Officer

Date: September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/David B. Perkins
                                                David B. Perkins, Chief Executive Officer

Date: September 6, 2012

By (Signature and Title) /s/ Lance Baker
                                                 Lance Baker, Chief Financial Officer and Treasurer

Date: September 6, 2012